Filed pursuant to Rule 497(c)
                                                File No. 33-53698
                                                     and 811-7322

                            PROSPECTUS

                       THE CANANDAIGUA FUNDS

                       72 South Main Street
                   Canandaigua, New York  14424
                   Telephone No.: 1-888-693-9276

     The Canandaigua Funds is registered with the Securities and Exchange Commission ("SEC") as an open-end diversified management investment company. It offers two no-load mutual funds: the Canandaigua Equity Fund ("Equity Fund"), which seeks long term growth of asset values through capital appreciation and dividend income, and the Canandaigua Bond Fund ("Bond Fund"), which seeks to earn a high level of current income with consideration also given to safety of principal. These Funds and their investment objectives are described below. Investors may wish to pursue more than one investment objective by investing in more than one Fund. Investing in the Funds involves various investment risks and there can be no assurance that either Fund will achieve its investment objectives.

     This Prospectus gives you information about The Canandaigua Funds that you should know before investing. Additional information is included in the Statement of Additional Information dated February 6, 1998, as amended or supplemented from time to time, filed with the SEC and incorporated by reference in this Prospectus. For a copy, call 1-888-693-9276, or write to The Canandaigua Funds, c/o ADS Distributors, Inc., 670 Second Street North, Suite A, Safety Harbor, Florida 34695. Also, the SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information as well as other information about The Canandaigua Funds filed electronically with the SEC. KEEP THIS PROSPECTUS FOR FUTURE REFERENCE.

     SHARES OF THE CANANDAIGUA FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

       THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
         SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION
               PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
                  PROSPECTUS.  ANY REPRESENTATION TO THE
                      CONTRARY IS A CRIMINAL OFFENSE.


          The date of this Prospectus is February 6, 1998

                         TABLE OF CONTENTS

                                                  Page
Expenses..........................................3
Prospectus Summary................................4
Financial Highlights..............................6
Investment Objectives and Policies................9
     Equity Fund..................................9
     Bond Fund...................................10
     Other Investment Policies...................12
Your Fund Account................................13
     How to Purchase Shares......................13
     How to Sell Shares..........................14
Management of The Canandaigua Funds..............14
     Board of Trustees...........................14
     Investment Advisor..........................14
     Distributor.................................15
     Transfer Agent and Administrator............16
     Custodian...................................16
Net Asset Value..................................16
Distribution and Tax Information.................16
Performance Data.................................17
Performance Comparisons..........................17
Organization and Capitalization..................18
Appendix A.......................................19


NO PERSON HAS BEEN AUTHORIZED IN CONNECTION WITH THE OFFERING MADE HEREBY TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION, AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, ANY SECURITIES OTHER THAN THE SECURITIES TO WHICH IT RELATES, OR AN OFFER TO OR A SOLICITATION OF ANY PERSON IN ANY JURISDICTION IN WHICH SUCH OFFER OR SOLICITATION WOULD BE UNLAWFUL.

                             EXPENSES

SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Load Imposed on Purchases                 None
Maximum Deferred Sales Load                             None
Maximum Sales Load Imposed on Reinvested Dividends      None
Redemption Fees                                         None
Exchange Fees                                           None

ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets*) for the year ended December 31, 1997:
                                        EQUITY FUND     BOND FUND

Management Fees                              1.00%      0.26%
Rule 12b-1 Fees                              0.00%      0.00%
Other Expenses                               0.15%      0.51%
Total Fund Operating Expenses                1.15%**    0.77%**
_____________________
* The maximum annual operating expenses which may be charged is 1.5% of average net assets.
** Based upon expenses incurred in the year ended December 31, 1997, the most recent fiscal year of the Canandaigua National Collective Investment Fund for Qualified Trusts (the "Collective Investment Trust"), the predecessor of The Canandaigua Funds.

Example:

You would pay the following expenses on a $1,000 investment in either the Equity Fund or the Bond Fund, assuming 5% annual return and a maximum of 1.5% annual expense. The expenses would be the same for each time period whether or not redemption occurred at the end of the period:

                    1 YEAR    3 YEARS   5 YEARS   10 YEARS

Expenses:            $15.75    $48.89    $84.33     $184.13


     The Table above is designed to assist you in understanding the direct and indirect costs and expenses that you will bear as a shareholder. The Example above shows the amount of expenses you would pay on a $1,000 investment in either of the Funds. These amounts assume the reinvestment of all dividends and distributions, and payment by the relevant Fund of operating expenses as shown in the Table under Total Fund Operating Expenses. The Example is an illustration only and actual expenses may be greater or less than those shown.

                        PROSPECTUS SUMMARY

     The following summary is qualified in its entirety by the more detailed information which appears elsewhere in this Prospectus and in the Statement of Additional Information.

THE CANANDAIGUA FUNDS

     The Canandaigua Funds is a no-load, open-end diversified management investment company, consisting of two diversified mutual funds, registered with the SEC under the Investment Company Act of 1940 ("Investment Company Act"). Each mutual fund represents a separate and distinct series of shares of beneficial interest in The Canandaigua Funds. See "Organization and Capitalization."

INVESTMENT OBJECTIVES

     The Canandaigua Funds offers two no-load mutual funds: the Equity Fund and the Bond Fund. These Funds and their investment objectives are described below. Investing in these Funds involves various investment risks and there can be no assurance that either Fund will achieve its investment objective.

     EQUITY FUND. The Equity Fund seeks long-term growth of asset value through capital appreciation and dividend income, by investing in a diversified group of companies. Primary investment emphasis is on common stocks.

     BOND FUND. The Bond Fund seeks to earn a high level of current income with consideration also given to safety of principal. Investment emphasis is on fixed-income securities, primarily debt securities, such as bonds, notes and debentures, issued by United States corporations, bonds and notes issued or guaranteed by the United States Government or its agencies or instrumentalities and preferred stock of United States corporations.

INVESTMENT ADVISOR

     The Canandaigua Funds, on behalf of the Equity Fund and the Bond Fund, has engaged The Canandaigua National Bank and Trust Company ("Advisor") as investment advisor. The Advisor supervises the portfolio management of each Fund and administers each Fund's business affairs. See "Management of The Canandaigua Funds--Investment Advisor."

RISK FACTORS

     The Equity Fund will invest in securities whose market values will fluctuate daily. Further, it is expected that this Fund will have a dollar weighted volatility somewhat higher than the stock market as a whole.
Although the Advisor will seek to reduce the risks associated with investing in equity securities through diversification, quality criteria and other investment policies, there can be no assurance that the Equity Fund will achieve its objectives. Investors should not consider the Equity Fund to be a complete investment program. See "Equity Fund Risk Factors."

     The value of the Bond Fund's fixed income securities can be expected to vary inversely with changes in prevailing interest rates. In addition, lower-rated securities in which this Fund may invest may be lacking certain protective elements and may be subject to greater investment risk over an extended period. As a result, investment in the Bond Fund should not be considered a complete investment program. See "Bond Fund Risk Factors."

HOW TO PURCHASE SHARES

     You may purchase shares of each Fund at the net asset value next determined after receipt and acceptance of your purchase order. The minimum initial investment in each Fund is $250, except for certain retirement and pension accounts, which have no minimum initial investment requirement. See "Your Fund Account--How to Purchase Shares."

HOW TO SELL SHARES

     You may redeem shares directly from a Fund at the net asset value per share next determined after receipt of your redemption request in proper order. Redemptions may only be made by mail. See "Your Fund Account--How to Sell Shares."

DISTRIBUTION OPTIONS

     Unless you elect to receive income dividends and capital gains in cash, they will be reinvested in additional shares of the respective distributing Fund. Dividend and capital gains distributions, if any, are made at least annually. See "Distribution and Tax Information."

NET ASSET VALUE

     The net asset value per share of each Fund is calculated on each day the New York Stock Exchange is open for trading (normally 4 PM, Eastern time). Call 1-888-693-9276 for the current day's net asset value of either Fund. See "Net Asset Value."

TAXATION

     Each Fund has qualified and has elected or will elect to be treated as a regulated investment company for Federal income tax purposes under Subchapter M of the Internal Revenue Code and intends to continue to qualify for such treatment. See "Distribution and Tax Information."

SHAREHOLDER COMMUNICATION

     Each shareholder will receive annual and semi-annual reports containing financial statements, a statement confirming each share transaction and quarterly transaction statements. Financial statements included in annual reports are audited by the independent certified public accountants of The Canandaigua Funds.

                       FINANCIAL HIGHLIGHTS

     The financial information of selected per share data and ratios/supplemental data for the years ended December 31, 1996, 1995, 1994 and 1993 and for the period from inception (September 9, 1992) through December 31, 1992 in the table below has been audited in conjunction with the annual audit of the financial statements of the Canandaigua National Collective Investment Fund for Qualified Trusts (the "Collective Investment Trust"), the predecessor of The Canandaigua Funds, by Morga, Jones & Hufsmith P.C., independent auditors. Financial statements for the year ended December 31, 1996 and the independent auditors' report thereon and unaudited financial statements for the six months ended June 30, 1997 are included in the Statement of Additional Information. These Financial Highlights should be read in conjunction with the financial statements and notes thereto of the Collective Investment Trust as found in the Statement of Additional Information. The information presented is for a share outstanding throughout the periods shown.

               EQUITY FUND

                        Six Months
                        ENDED                           YEAR  ENDED DECEMBER 31,
                June 30, 1997(a)     1996           1995           1994           1993           1992(b)
PER SHARE DATA           (unaudited)                                               (restated)
Net Asset Value,
  Beginning of Period     $16.67     $13.71         $10.89         $10.85         $10.26        (c)

Income from Investment
Operations

Net Investment Income
     (d)                    0.02       0.01           0.04           0.07           0.18        (c)

Net Realized and
  Unrealized Gain (Loss)
  on Investment
  Transactions              2.57       2.95           2.78          (0.03)          0.41        (c)

  Total Income From
  Investment Operations     2.59       2.96           2.82           0.04           0.59        (c)

Distributions (e)

From Net Investment
Income (e)                   NA         NA             NA             NA             NA          NA

From Net Realized Gains
on Investment
Transactions (e)             NA         NA             NA             NA             NA          NA

In Excess of Net
Realized Gains (e)           NA         NA             NA             NA             NA          NA

Total Distributions (e)      NA         NA             NA             NA             NA          NA

Net Asset Value,
End of Period              $19.26     $16.67         $13.71         $10.89         $10.85        $10.26

Total Return (f)           15.54%      21.59%         25.90%         0.37%          5.75%        (c)

RATIOS/SUPPLEMENTAL DATA

Net Assets,
End of Period
(000 omitted)             $16,411      $12,644       $ 8,433        $ 5,777        $ 3,172       $93

Ratio of Operating
Expenses to
Average Net Assets         0.54%       1.12%          1.11%          1.09%          1.18%        (c)

Ratio of Net
Investment Income
to Average
Net Assets                 0.12%        0.03%         0.32%          0.69%          1.70%        (c)

Portfolio Turnover Rate  205.39%      337.27%        375.30%        234.81%        165.68%       (c)

Average Commission
Paid per Investment
Security Traded (g)        $0.1017     $0.1204            -             -              -           -

____________________________
(a)  Data for the six months ended June 30, 1997 is not annualized.

(b)   For  the  period  from inception (September 9, 1992) through December 31,
1992.

(c)  Insignificant.

(d) From April 1994 through June 30, 1997, the investment management fees for the bond portfolio were reduced from 1% to .5% of assets annually, resulting in a per share savings of $.03 for the six months ended June 30, 1997 and $.06, $.06 and $.03 for the years ended December 31, 1996, 1995 and 1994, respectively. In addition, during the periods presented, administrative expenses of the funds, other than primarily custodial and audit fees, have been assumed by the trustee of the funds.

(e) Prior to its reorganization into a Delaware business trust on February 9, 1998, participation in the predecessor Collective Investment Trust was limited to qualified retirement accounts such as IRAs and retirement and pension trusts. Consequently, current income earned by such retirement accounts was not distributed but was reinvested for further accumulation of assets for such retirement accounts and was reflected in an increase in net asset value per share. However, as a result of the reorganization, both the Equity Fund and the Bond Fund will now distribute their investment income to shareholders.

(f)  Assumes reinvestment of dividends and capital gains distributions, if any.

(g) Disclosure of average commission paid per share is not required for the periods prior to 1996. Average commissions paid were not material in the bond portfolio. Shares traded on a principal basis are excluded. Brokerage commissions paid on portfolio transactions increase the cost of securities purchased or reduce the proceeds of securities sold and are not reflected in the funds' statements of operations.

               BOND FUND

                   Six Months
                   ENDED                           YEAR  ENDED DECEMBER 31,
                   June 30, 1997(a)   1996           1995           1994           1993          1992 (b)
PER SHARE DATA           (unaudited)                                              (restated)
Net Asset Value,
Beginning of Period     $12.54        $12.25         $10.01         $10.48         $10.06        (c)

Income (Loss)
from Investment
Operations

Net Investment
Income (d)                0.33           0.62           0.81           0.62           0.42       (c)

Net Realized and
Unrealized Gain (Loss)
on Investment
Transactions             (0.05)         (0.33)          1.43          (1.09)           -          (c)

Total Income (Loss)
From Investment
Operations                0.28           0.29           2.24          (0.47)          0.42        (c)

Distributions (e)

From Net Investment
Income (e)                NA             NA             NA             NA             NA          NA

From Net Realized
Gains on Investment
Transactions (e)          NA             NA             NA             NA             NA          NA

In Excess of Net
Realized Gains (e)        NA             NA             NA             NA             NA          NA

Total Distributions (e)   NA             NA             NA             NA             NA          NA

Net Asset Value,
End of Period           $12.82          $12.54         $12.25         $10.01         $10.48     $10.06

Total Return (f)          2.23%           2.37%         22.38%         (4.48)%         4.17%     (c)

RATIOS/SUPPLEMENTAL DATA

Net Assets,
End of Period
(000 omitted)             $598           $501            $408           $298           $555      $61

Ratio of Operating
Expenses to
Average Net Assets        0.52%           1.09%          0.89%          0.77%          1.14%     (c)

Ratio of Net Investment
Income to
Average Net Assets        2.63%           5.17%          7.11%          6.16%          4.18%     (c)

Portfolio Turnover Rate   3.74%          30.46%         14.13%         24.45%         62.96%     (c)

Average Commission Paid
per Investment Security
Traded (g)                  (c)            (c)             -               -              -        -

_____________________
(a)  Data for the six months ended June 30, 1997 is not annualized.

(b)   For  the  period  from inception (September 9, 1992) through December 31,
1992.

(c)  Insignificant.

(d) From April 1994 through June 30, 1997, the investment management fees for the bond portfolio were reduced from 1% to .5% of assets annually, resulting in a per share savings of $.03 for the six months ended June 30, 1997 and $.06, $.06 and $.03 for the years ended December 31, 1996, 1995 and 1994, respectively. In addition, during the periods presented, administrative expenses of the funds, other than primarily custodial and audit fees, have been assumed by the trustee of the funds.

(e) Prior to its reorganization into a Delaware business trust on February 9, 1998, participation in the predecessor Collective Investment Trust was limited to qualified retirement accounts such as IRAs and retirement and pension trusts. Consequently, current income earned by such retirement accounts was not distributed but was reinvested for further accumulation of assets for such retirement accounts and was reflected in an increase in net asset value per share. However, as a result of the reorganization, both the Equity Fund and the Bond Fund will now distribute their investment income to shareholders.

(f)  Assumes reinvestment of dividends and capital gains distributions, if any.

(g) Disclosure of average commission paid per share is not required for the periods prior to 1996. Average commissions paid were not material in the bond portfolio. Shares traded on a principal basis are excluded. Brokerage commissions paid on portfolio transactions increase the cost of securities purchased or reduce the proceeds of securities sold and are not reflected in the funds' statements of operations.

     The 1996 Annual Report to shareholders of the predecessor Collective Investment Trust contains additional performance information that will be made available, without charge, upon request by writing The Canandaigua Funds, c/o American Data Services, Inc., P.O.Box 5536, Hauppauge, New York 11788-0132 or calling 1-888-693-9276.

                INVESTMENT OBJECTIVES AND POLICIES

     Both the Equity Fund and the Bond Fund have their own respective investment objectives and policies. Each Fund's investment objective is fundamental, which means that it may only be changed by a vote of that Fund's shareholders. The investment policies of each Fund described below are non-fundamental, which means that they may be changed by The Canandaigua Funds' Board of Trustees without shareholder approval. The Canandaigua Funds has adopted certain fundamental investment restrictions that are enumerated in detail in the Statement of Additional Information and which may not be changed without shareholder approval.

EQUITY FUND

     The Equity Fund seeks long-term growth of asset values, through capital appreciation and dividend income, by investing in a diversified group of companies. Primary investment emphasis will be on common stocks. At least 65% of the value of the total assets of the Equity Fund will, under normal market conditions, be invested in equity-based securities, which consist of common stocks as well as debt securities and preferred stocks which are convertible into common stocks. Normally, investments of the Equity Fund in cash equivalents will not exceed 35% of its assets. However, when market conditions dictate a temporary "defensive" investment strategy, the Advisor may decide to hold a portion of the Equity Fund, without limitation on amount, in cash equivalents. Such a decision, although not offering the opportunity for capital appreciation, might be deemed prudent to protect net asset values. (See "Investment Objectives and Policies -- Bond Fund," for a definition of "cash equivalents.")

     Equity securities of a company will be selected considering such factors as the sales, growth and profitability prospects for the economic sector and markets in which the company operates and for the products or services it provides; the financial condition of the company and its ability to meet its liabilities and to provide income in the form of dividends; the prevailing price of the security; how that price compares to historical price levels of the securities, to current price levels in the general market, and to the prices of competing companies; projected earnings estimates and earnings growth rate for the company and the relation of those figures to the current price. It is expected that the volatility of the Equity Fund will be slightly greater than that of the stock market as a whole.

     In general, the Equity Fund will not invest in securities that have, in the judgment of the Advisor, a high level of debt as a percentage of their total market capitalization. Ratios such as compound annual growth rate to earnings and sales, market price to current and projected earnings, market price to book value, market price to cash flow, and price to earnings will be considered in selecting securities for the Equity Fund. In addition, factors such as institutional ownership positions and analyst coverage (each in relation to market ratios) will be considered. In order to limit the level of risk, the Equity Fund will be invested in different industries so that the value of its total assets invested in issuers conducting their principal business activities in the same industry ordinarily does not exceed 25% of the Equity Fund at the time of the purchase.

     The Equity Fund will not invest in securities of foreign issuers, but may invest in American Depository Receipts that are traded on a U.S. securities exchange or on The Nasdaq Stock Market<service-mark>.

     The Equity Fund will not invest in puts, calls and other futures contracts.

     EQUITY FUND RISK FACTORS. The Equity Fund will invest in securities whose market values will fluctuate daily. Further, it is expected that this Fund will have a dollar weighted volatility somewhat higher than the stock market as a whole. Although the Advisor will seek to reduce the risks associated with investing in equity securities through diversification, quality criteria, and the other investment policies discussed herein, there can be no assurance that the Equity Fund will achieve its objectives. Because the Equity Fund will participate in the equity markets, it may provide greater potential for capital appreciation and growth of current income over the long term than the Bond Fund. However, the Equity Fund will generally have a more volatile unit value and lower current yield than the Bond Fund.

BOND FUND

     The Bond Fund seeks to earn a high level of current income with consideration also given to safety of principal. Investment emphasis is on fixed-income securities, primarily debt securities, such as bonds, notes and debentures, issued by United States corporations, bonds and notes issued or guaranteed by the United States Government or its agencies or instrumentalities and preferred stock of United States corporations. Debt obligations issued or guaranteed by the United States Government provide greater safety of principal but also generally provide lower current income than debt obligations of corporations. They include issues of the U.S. Treasury such as bills, notes and bonds and issues of agencies and instrumentalities of the U.S. Government which are established under the authorities of an act of Congress. They include securities issued or guaranteed by the Government National Mortgage Association, the Federal National Mortgage Association, the Farmers Home Administration, Federal Farm Credit Banks, Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation and the Student Loan Marketing Association. Some of these securities such as debenture obligations of the Farmers Home Administration and securities of the Government National Mortgage Association are supported by the full faith and credit of the U.S. Treasury; others such as obligations of the Federal Home Loan Banks are supported by the right of the issuer to borrow from the U.S. Treasury; others such as those of the Federal Farm Credit Banks are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations. Still others such as those of the Student Loan Marketing Association are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to any of the foregoing when not obligated to do so by law. The Bond Fund will invest in debt securities of United States corporations only if at the time of purchase they carry a rating of at least "Baa" from Moody's Investors Services, Inc. or "BBB" from Standard & Poor's Corporation. Debt securities carrying a rating of "Baa" from Moody's Investor Services Inc. or "BBB" from Standard & Poor's Corporation have speculative characteristics. See Appendix A for an explanation of the ratings. A reduction below such rating for any debt security owned will not require disposition of the security. The Bond Fund's investments in securities other than debt of United States corporations and debt obligations issued or guaranteed by the United States Government, its agencies or instrumentalities (e.g., preferred stock and all securities of foreign issuers) will be in those securities which, in the judgment of the Advisor, would be of comparable quality to U.S. securities in which the Bond Fund may invest, i.e., those securities having a rating of "Baa" or better by Moody's or "BBB" or better by Standard & Poor's. This judgment may be based upon such considerations as the issuer's financial strength, including its historic and current financial condition, its historic and projected earnings and its present and anticipated cash flow; the issuer's debt maturity schedules and current and future borrowing requirements; and the issuer's continuing ability to meet its future obligations. At least 65% of the value of the total assets of the Bond Fund will, under normal market conditions, be invested in bonds or debentures.

     The only non-interest paying securities to be held in the Bond Fund will be (a) zero-coupon obligations of corporations, and (b) obligations evidencing ownership of future interest and principal payments on United States Treasury Bonds. Such zero-coupon obligations pay no current interest. Zero-coupon obligations are sold at prices discounted from par value, with that par value to be paid to the holder at maturity. The return on the zero-coupon obligation, when held to maturity, equals the difference between the par value and the original purchase price. Zero-coupon obligations may be purchased if the Advisor considers the yield spread between these obligations and coupon issues of the United States government and United States corporations to be advantageous, giving consideration to the differing durations of the zero coupon obligations and the coupon issues. The Bond Fund will only purchase zero-coupon obligations if at the time of purchase such investments constitute less than 5% of the value of the Bond Fund's total assets. Various forms of obligations exist to evidence future interest or principal payments on Treasury securities. Typically such obligations take the form of custodial receipts issued pursuant to a custody agreement which evidence ownership of future interest and principal payments on treasury securities deposited with the custodian. The interest and principal payments on the underlying treasury securities are direct obligations of the United States.

     The Bond Fund will not invest in securities of foreign issuers.

     The Bond Fund will not invest in puts, calls or other futures contracts.

     A portion of the Bond Fund may be held in "cash equivalents." Except when the Advisor, as investment manager of the Bond Fund, assumes a temporary defensive position, the Fund's investment in cash equivalents will not exceed 35% of the Fund's total assets. Cash equivalents are short-term, interest-bearing instruments in which funds are invested temporarily pending longer-term investment or in which funds are invested when market conditions dictate a "defensive" investment strategy. The purpose of cash equivalents is to provide income at money market rates while minimizing the risk of decline in value to the maximum extent possible. The instruments may include commercial paper, certificates of deposit, repurchase agreements, bankers' acceptances and United States Treasury Bills.

     The Bond Fund will invest primarily in fixed-income securities with a maturity in excess of one year. However, fixed-income securities can have maturities as long as 30 or more years. The average maturity of securities in the Bond Fund will be based primarily upon the Advisor's expectations for the future course of interest rates and then prevailing price and yield levels in the fixed-income market, and it is expected that the dollar weighted average maturity of the Bond Fund will not exceed ten years. The limitation of the average maturity of the Fund is expected to provide a more stable net asset value than would be the case with a longer term fund.

     BOND FUND RISK FACTORS. Changes in interest rates will cause the value of securities held in the Bond Fund to vary inversely to changes in prevailing interest rates. If, however, a security is held to maturity, no gain or loss will be realized as a result of changes in prevailing rates. The value of these securities will also be affected by general market and economic conditions and by the creditworthiness of the issuer. Fluctuations in value of the Bond Fund's securities will cause net asset value per share to fluctuate. By stressing current yield through fixed-income securities, the Bond Fund may provide greater stability of unit value than the Equity Fund. However, Bond Fund investments should not be expected to appreciate in value to the same extent as funds in the Equity Fund since there will be minimal participation in the general equity markets.

     Because the dollar weighted average maturity of the Bond Fund is not expected to exceed ten years, and because the volatility of the Equity Fund is expected to be slightly greater than for the stock market as a whole, the net asset value of the Bond Fund is likely to be more stable than the net asset value of the Equity Fund. However, assuming that markets are efficient in compensating higher risk with higher return, historical evidence would suggest that a well diversified equity fund with higher than average volatility might produce a higher total return over an extended period than a bond fund having an average maturity of less than ten years.

OTHER INVESTMENT POLICIES

     The following investment policies are NOT fundamental and may be changed by the Board of Trustees of The Canandaigua Funds without shareholder approval.

     Both the Equity Fund and the Bond Fund may enter into repurchase agreements. Under these agreements, a Fund purchases securities from a bank, broker-dealer, savings and loan association or other recognized financial institution with a concurrent obligation of the seller to repurchase them within a specified time at a fixed price (equal to the purchase price plus interest). Repurchase agreements are considered loans under the Investment Company Act. Repurchase agreements maturing in more than seven days will not exceed 10% of the value of the total assets of either Fund. Repurchase agreements will be entered into only for debt obligations issued or guaranteed by the United States Government, its agencies or instrumentalities. Certificated securities must be placed in the physical possession of the custodian of the Fund's assets. Uncertificated securities, such as Treasury Bills and most agency issues, which are recorded by book-entry on the records of the Federal Reserve Banks, must be transferred to the custodian by appropriate entry in the Federal Reserve Bank's records. If the value of the securities purchased should decline below the sales price, additional securities sufficient to make the value of the securities equal to the sales price must be deposited with the custodian. If the seller defaults, the relevant Fund might incur a loss if the value of the securities securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the securities. In addition, if bankruptcy proceedings are commenced with respect to the seller, realization upon the securities by the relevant Fund may be delayed or denied.

     Unless shareholder approval is obtained for a higher limit, both the Equity Fund and the Bond Fund will limit their total respective borrowings to 5% of that Fund's total net assets. Borrowing by either Fund will be done only for temporary purposes, and all borrowings by a Fund will be repaid before additional investments are made by that Fund.

                         YOUR FUND ACCOUNT

HOW TO PURCHASE SHARES

     You can buy shares of either Fund through ADS Distributors, Inc., the distributor ("Distributor") for The Canandaigua Funds by filling out the New Account Application and returning it, along with a check drawn on a U.S. bank and made payable to the Fund in which you are investing, to American Data Services, Inc., P.O.Box 5536, Hauppauge, New York 11788-0132, the Transfer Agent ("Transfer Agent") for the Funds. Shares of each Fund are purchased or sold at the net asset value ("NAV") per share next calculated after a purchase request is received in good order and accepted. Each Fund's net asset value per share is calculated after 4 p.m. each business day that the New York Stock Exchange is open. See "Net Asset Value" for a discussion of how each Fund computes its NAV. The Canandaigua Funds and the Transfer Agent may reject any purchase order. The Funds do not issue share certificates.

     You can open an account in either Fund with a minimum initial investment of $250 and make additional investments of at least $50 at any time. There is no sales charge on purchases or redemptions of shares in either Fund. Each Fund reserves the right to redeem all of the shares of any shareholder, other than a shareholder which is an Individual Retirement Account ("IRA") or other tax-deferred retirement plan, whose account falls below $500 due to redemptions. Each Fund will give shareholders 60 days' prior written notice in which to purchase sufficient additional shares to avoid such redemption. Each Fund reserves the right to waive the minimum for certain retirement and employee savings plans or custodial accounts for the benefit of minors.

     Purchases will be processed at the next net asset value calculated after your purchase order is received and accepted. If your purchase is received by the close of business of the New York Stock Exchange (normally 4:00 p.m. Eastern time), your account will be credited on the day of receipt. If your purchase is received after such time, it will be credited the next business day. Third-party checks will not be honored except in the case of employer sponsored retirement plans. When making a subsequent investment, you should include the detachable stub from your confirmation statement to provide additional information.

     RETIREMENT PLANS. Shares of both Funds are available as an investment for retirement plans, including IRAs, Keogh Plans, corporate pension and profit-sharing plans, Simplified Employee Pension IRAs, 401(k) Plans and 403(b) Plans. Please contact the Transfer Agent, American Data Services, Inc., P.O.Box 5536, Hauppauge, New York 11788-0132 or by calling 1-888-693-9276 to receive the appropriate documents which contain important information and applications.


HOW TO SELL SHARES

     You  can  sell  (redeem)  some  or  all  of your shares by mail on any business day. Your shares will be sold at the next net asset value calculated after your redemption request is received and accepted by the Distributor and your payment will be made by check within seven days. Redemptions may be suspended and payments delayed under certain emergency circumstances as determined by the SEC. The Transfer Agent will reject any redemption request made within 15 days after receipt of the purchase check against which such redemption is requested.

     To sell shares in a Fund, you should send a letter of instruction to the Transfer Agent, American Data Services, Inc., P.O.Box 5536, Hauppauge, New York 11788-0132, that includes your name, account number, the name of the Fund from which you are selling shares, the number of shares or dollar amount you are selling and where you want the money to be sent. The letter must be signed by all registered owners of the account and the signature(s) must be guaranteed. The Transfer Agent will accept a signature guarantee by the following financial institutions: a U.S. bank, trust company, broker, dealer, municipal securities broker or dealer, government securities broker or dealer, credit union which is authorized to provide signature guarantees, national securities exchange, registered securities association or clearing agency.

     RETIREMENT ACCOUNTS. To sell shares in an IRA or other retirement account, please contact the Transfer Agent, American Data Services, Inc., P.O.Box 5536, Hauppauge, New York 11788-0132 or by calling 1-888-693-9276 to request the appropriate distribution form and for additional instructions.

EXCHANGE PRIVILEGE

     Shares in either Fund may be exchanged without cost for shares in the other Fund. To participate in this program, you must contact the Transfer Agent, American Data Services, Inc., P.O.Box 5536, Hauppauge, New York 11788-0132 or by calling 1-888-693-9276 to request the appropriate form to initiate this privilege. Once enrolled, exchanges may be made over the telephone. Telephone exchanges may only be made between accounts registered in the same name, address and taxpayer identification number, and are subject to the requirements for initial and subsequent investments as in effect from time to time. A telephone exchange is a redemption of shares in one Fund and a purchase of shares in the other and is therefore a taxable transaction.

     The Transfer Agent uses procedures designed to confirm that instructions received by telephone are genuine, including requiring certain identifying information prior to acting on such instructions, recording telephone instructions and sending written confirmation of telephone instructions received. To the extent such procedures are reasonably designed to prevent unauthorized or fraudulent instructions and are followed, neither The Canandaigua Funds nor the Transfer Agent is responsible for any loss, expense or cost arising from any such transaction.

     Any exchange will be based on the respective net asset values of the shares involved next computed after receipt of an exchange order. Exchanges are subject to determination by the Transfer Agent that the investment instructions are complete.



                MANAGEMENT OF THE CANANDAIGUA FUNDS

BOARD OF TRUSTEES

     The Canandaigua Funds is governed by a Board of Trustees which is responsible for protecting the interests of shareholders under Delaware law. The Statement of Additional Information contains general background information about each Trustee and officer of The Canandaigua Funds.

INVESTMENT ADVISOR

     Subject to the direction of the Board of Trustees, The Canandaigua National Bank and Trust Company, 72 South Main Street, Canandaigua, New York 14424, acts as the Investment Advisor (the "Advisor") to both the Equity Fund and the Bond Fund. The Advisor is a commercial bank offering a wide range of banking services to its customers in the Canandaigua, New York area. As of December 31, 1996, the Advisor had assets of $361 million, loans of $255 million and deposits of $308 million, and provided personal, corporate and institutional investment management services for accounts having an aggregate market value of approximately $297 million.

     Under its Investment Management Agreement with The Canandaigua Funds, the Advisor manages the investment of the assets of each Fund in conformity with the stated objectives and policies of that Fund. It is the responsibility of the Advisor to make investment decisions for each of the Funds and to provide continuous supervision of their investment portfolios. The Advisor makes investment decisions for each Fund, places orders to purchase and sell securities on behalf of each Fund and selects broker-dealers that, in its judgment, provide prompt and reliable execution at favorable prices and reasonable commission rates. The Advisor provides these services principally through its Investment and Trust Departments.

     PORTFOLIO MANAGERS. Gregory S. MacKay and Robert J. Swartout are the portfolio managers for the Bond Fund and the Equity Fund, respectively, and have been such since the inception of the predecessor Collective Investment Trust. Mr. MacKay is a Senior Vice President of the Advisor and Mr. Swartout is Vice President and Investment Officer of the Advisor. Both Mr. MacKay and Mr. Swartout have been officers of the Advisor for more than the past five years.

     FEES AND EXPENSES OF THE ADVISOR. As compensation for its services, The Canandaigua Funds pays the Advisor a management fee computed daily and paid monthly at the annual rate of 1.00% of the value of the average daily net assets of each Fund. From 1994 through June 1997, the Board of Trustees had approved a reduction of the fee for the Bond Fund to 0.50%, which was further temporarily reduced to 0.00% in July 1997. With respect to the predecessor Collective Investment Trust, the Advisor's fee included not only investment advisory services but fiduciary and administrative services. As a result, the total expenses for the predecessor Collective Investment Trust for all such services was therefore somewhat lower than the total of such expenses for most mutual funds.

     The Canandaigua Funds pays other expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal and auditing costs. More information about the Investment Management Agreement and other expenses paid by The Canandaigua Funds is included in the Statement of Additional Information, which also contains information about its brokerage policies and practices.

DISTRIBUTOR

     ADS Distributors, Inc., 670 Second Street North, Suite A, Safety Harbor, Florida 34695, serves as the Distributor of each Fund's shares. The Distributor is a Florida corporation and is a registered broker-dealer.

TRANSFER AGENT AND ADMINISTRATOR

     Under separate agreements with the Funds, American Data Services, Inc. acts as the Transfer Agent and as the Administrator for each Fund.

CUSTODIAN

     Northern Trust Company acts as custodian of the assets of each Fund.

                          NET ASSET VALUE

     The price of one share of either the Equity Fund or the Bond Fund is its respective "net asset value." For each Fund, its net asset value is computed by adding the value of that Fund's investments plus cash and other assets, deducting liabilities and then dividing the result by the number of its shares outstanding. The net asset value of each Fund is calculated by the Administrator for each Fund on each day the New York Stock Exchange is open as of the close of business (normally 4:00 p.m. Eastern time).

                 DISTRIBUTION AND TAX INFORMATION

DIVIDENDS AND DISTRIBUTIONS

     In both the Equity Fund and the Bond Fund, dividends and distributions will be automatically reinvested on the payment date in additional shares of that Fund at net asset value, unless an election is made on the New Account Application to have all dividends and/or distributions paid in cash. Dividends are declared and paid at least annually. Distributions of any net realized short-term and long-term capital gains usually will be made annually prior to the close of the fiscal year in which the gains are earned.

TAXES

     Each Fund intends to qualify and elect to be treated each year as a "regulated investment company" for federal income tax purposes. A regulated investment company is not subject to regular income tax on any income or capital gains distributed to its shareholders if it, among other things, distributes at least 90 percent of its investment company taxable income to them within applicable time periods.

     For federal income tax purposes, dividends and distributions are taxable to you whether paid in cash or reinvested in additional shares. You may also be liable for tax on any gain realized upon the redemption of shares in either Fund.

     Shortly after the close of each calendar year, you will receive a statement setting forth the dollar amounts of dividends and any distributions for the prior calendar year and the tax status of the dividends and distributions for federal income tax purposes. You should consult your tax adviser to assess the federal, state and local tax consequences of investing in the Funds. This discussion is not intended to address the tax consequences of an investment by a nonresident alien.

                         PERFORMANCE DATA

     From time to time The Canandaigua Funds may include the average annual total return on the Bond Fund and/or the Equity Fund for various specified time periods in advertisements or information furnished to present or prospective shareholders. Average annual total return is computed in accordance with formulas specified by the SEC.

     Average annual total return quotations for the specified period will be computed by finding the average annual compounded rates of return (based on net investment income and any realized and unrealized capital gains or losses on Fund investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. Average annual total return will be computed assuming all dividends and distributions are reinvested and taking into account all applicable recurring and nonrecurring expenses.

     The Canandaigua Funds also may quote total return and aggregate total return performance data on the Bond Fund or Equity Fund for various specified time periods. Such data will be calculated substantially as described above, except that the rates of return calculated will not be average annual rates, but rather, actual annual, annualized or aggregate rates of return. Actual annual or annualized total return data generally will be lower than average annual total return data since the average annual rates of return reflect compounding; aggregate total return data generally will be higher than average annual total return data since the aggregate rates of return reflect compounding over a longer period of time. Total return may be expressed either as a percentage or as a dollar amount in order to illustrate such total return on a hypothetical $1,000 investment at the beginning of each specified period.

     Total return figures are based on the historical performance of each Fund and are not intended to indicate future performance. The total return on the Bond Fund and the Equity Fund will vary depending on market conditions, the securities comprising that Fund, that Fund's operating expenses and the amount of realized and unrealized net capital gains or losses during the period. The value of an investment in each Fund will fluctuate and a shareholder's shares, when redeemed, may be worth more or less than their original cost.


                      PERFORMANCE COMPARISONS

     On occasion, The Canandaigua Funds may compare the performance of the Bond Fund or Equity Fund to that of the Standard & Poor's 500 Composite Stock Price Index, the Value Line Composite Index, the Lehman Brothers Intermediate Government/Corporate Bond Index, the Dow Jones Industrial Average, or other relevant indices, or to data contained in publications such as Lipper Analytical Services, Inc., Morningstar Publications, Inc., Money Magazine, U.S. News & World Report, Business Week, Forbes, Fortune and CDA Investment Technology, Inc. As with other performance data, performance comparisons should not be considered representative of the relative performance of the Bond Fund or the Equity Fund for any future period.

                  ORGANIZATION AND CAPITALIZATION

     From its inception in 1992 until February 9, 1998, The Canandaigua Funds was organized by the Advisor as a Collective Investment Trust under New York law and the regulations of the U.S. Comptroller of the Currency, participation in which was limited to qualified retirement accounts such as IRAs and retirement and pension trusts. On February 9, 1998, the Collective Investment Trust reorganized as a Delaware business trust. In connection with this reorganization, the name of the Fund was changed from the "Canandaigua National Collective Investment Fund for Qualified Trusts" to "The Canandaigua Funds." The Canandaigua Funds is authorized to issue an unlimited number of shares. The Trustees of The Canandaigua Funds are responsible for the overall management and supervision of its affairs. Each share represents an equal proportionate interest in the Fund to which it relates with each other share in that Fund. Shares entitle their holders to one vote per share. Shares have noncumulative voting rights, do not have preemptive or subscription rights and are transferable. Pursuant to the Investment Company Act, shareholders of each Fund are required to approve the adoption of any investment advisory agreement relating to such Fund and of any changes in fundamental investment restrictions or policies of such Fund. Shares of a Fund will be voted with respect to that Fund only, except for the election of Trustees and the ratification of independent accountants. The Trustees are empowered, without shareholder approval, by The Canandaigua Funds' Declaration of Trust (the "Declaration of Trust") and Bylaws to create additional series of shares and to classify and reclassify any new or existing series of shares into one or more classes.

     As a Delaware business trust, The Canandaigua Funds is not required by law to hold annual shareholder meetings. It may, however, hold meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take certain other actions as described in the Declaration of Trust.

                            APPENDIX A

Description of Standard & Poor's Corporation's corporate bond ratings of BBB or better:

AAA  -    Bonds rated AAA have the highest rating assigned by S&P to a debt
          obligation.   Capacity  to  pay  interest  and repay principal is
          extremely strong.

AA   -    Bonds rated AA have a very strong capacity to  pay  interest  and repay principal and differ from the highest rated issues only to a small degree.

A    -    Bonds rated  A  have  a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB  -    Bonds rated BBB are regarded  as  having  an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

Description of Moody's Investor Service, Inc.'s corporate bond ratings of Baa or better:

AAA  -    Bonds which  are  rated  Aaa  are  judged to be the best quality.
          They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA   -    Bonds which  are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than Aaa securities.

A    -    Bonds  which  are  rated  A  possess  many  favorable  investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA  -    Bonds  which  are  rated  Baa  are  considered  as  medium  grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                                  PART B

                        STATEMENT OF ADDITIONAL INFORMATION

                             THE CANANDAIGUA FUNDS

     This Statement of Additional Information sets forth certain additional information about The Canandaigua Funds, an open-end diversified management investment company.

                   _____________________________


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. THE INFORMATION HEREIN SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE CANANDAIGUA FUNDS DATED FEBRUARY 6, 1998, A COPY OF WHICH MAY BE OBTAINED FREE OF CHARGE BY WRITING THE FUNDS' DISTRIBUTOR, ADS DISTRIBUTORS, INC., 670 SECOND STREET NORTH, SUITE A, SAFETY HARBOR, FLORIDA 34695, OR BY CALLING 1-888-693-9276.

                         February 6, 1998

                         TABLE OF CONTENTS

                                                  PAGE
The Canandaigua Funds.............................3
Investment Restrictions...........................3
Other Investment Policies.........................5
Management of The Canandaigua Funds...............5
     Trustees and Officers........................5
     Investment Advisor...........................7
     Distributor..................................9
     Transfer Agent and Administrator.............9
     Custodian....................................9
     Code of Ethics..............................10
Net Asset Value..................................10
Performance Information..........................11
Portfolio Transactions...........................12
Tax Information..................................13
Organization and Capitalization..................14
     Principal Shareholders......................15
Independent Accountants..........................16
Index to Financial Statements...................F-1
Report of Independent Accountants...............F-2
Financial Statements and Notes Thereto..........F-3

                       THE CANANDAIGUA FUNDS


     The Canandaigua Funds is registered with the SEC as an open-end diversified management investment company (or mutual fund) consisting of two separate, diversified series: the Canandaigua Equity Fund (the "Equity Fund") and the Canandaigua Bond Fund (the "Bond Fund") (individually referred to as a "Fund" and collectively as the "Funds"). Additional funds may be created by the Trustees from time to time. The Canandaigua National Bank and Trust Company, acts as investment advisor to both Funds.

     This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of The Canandaigua Funds dated February 6, 1998, as amended or supplemented from time to time. A copy of the Prospectus may be obtained without charge by calling 1-888-693-9276 or by writing to the Funds' Distributor, ADS Distributors, Inc., 670 Second Street North, Suite A, Safety Harbor, Florida 34695.

     The EQUITY FUND seeks long term growth of asset values through capital appreciation and dividend income.

     The BOND FUND seeks to earn a high level of current income with consideration also given to safety of principal.

                      INVESTMENT RESTRICTIONS

     The following investment restrictions are fundamental to both the Equity Fund and the Bond Fund and cannot be changed for either Fund without the approval of the holders of a majority of the outstanding shares of the affected Fund. Under the Investment Company Act of 1940, as amended (the "Investment Company Act"), a "fundamental" policy may not be changed without the vote of a "majority of the outstanding voting securities" of a Fund, which is defined in the Investment Company Act as the lesser of (a) 67%or more of the shares present at a Fund meeting if the holders of more than 50%of the outstanding shares of that Fund are present or represented by proxy or (b) more than 50% of the outstanding shares of that Fund. An investment policy that is not "fundamental" may be changed by vote of a majority of the Board of Trustees of The Canandaigua Funds at any time.

     As a matter of fundamental policy, neither Fund may:

     (a) Purchase securities of any issuer (except securities issued or guaranteed as to principal or interest by the United States Government, its agencies or instrumentalities) if as a result more than 5% of the value of the total assets of that Fund would be invested in the securities of such issuer or both Funds together would own more than 10% of the outstanding voting securities of such issuer (for purposes of this limitation, identification of the "issuer" will be based on a determination of the source of assets and revenues committed to meeting interest and principal payments of each security);

     (b)  Invest in companies for the purpose of exercising control;

     (c) Borrow money except from banks on a temporary basis for extraordinary or emergency purposes, provided that a Fund is required to maintain asset coverage of 300% for all borrowing (except with respect to cash collateral received as a result of portfolio securities lending);

     (d) Pledge, mortgage or hypothecate more than 10% of the total value of its assets;

     (e)  Issue senior securities;

     (f)  Underwrite any issue of securities;

     (g) Purchase or sell real estate or real estate mortgage loans (but this shall not prevent investments in instruments secured by real estate or interests therein or in marketable securities in real estate operations);

     (h) Make loans to other persons, except that either Fund may make time or demand deposits with banks, may purchase bonds, debentures or similar obligations that are publicly distributed, may loan its securities in an amount not in excess of 10% of the total value of its assets and may enter into repurchase agreements as long as repurchase agreements maturing in more than seven days do not exceed 10% of the total value of its assets;

     (i)  Purchase securities on margin or sell securities short;

     (j) Purchase or retain securities of an issuer if the members of The Canandaigua Funds' Board of Trustees, each of whom owns more than 1/2 of 1% of such securities, together own more than 5% of the securities of such issuer;

     (k)  Purchase or sell commodities or commodity contracts;

     (l) Invest its assets in securities of other investment companies except as part of a merger, consolidation, reorganization or purchase of assets approved by the shareholders of the Fund involved in such transaction;

     (m) Except as may be permitted by clause (k), invest in or sell put, call, straddle or spread options or interests in oil, gas or other mineral exploration or development programs;

     (n) Purchase any securities that would cause more than 25% of the value of that Fund's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry (except that there is no limitation with respect to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities);

     (o) Invest more than 10% of the total value of its assets in nonmarketable securities (including repurchase agreements and time deposits maturing in more than seven days but excluding master demand notes and other securities payable on demand). If through the appreciation of nonmarketable securities, or the depreciation of marketable securities, a Fund has more than 10% of its assets invested in nonmarketable securities, that Fund will reduce its holdings of nonmarketable securities to 10% or less of its total assets as soon as practicable;

     (p) Purchase securities of foreign issuers (except for American Depository Receipts that are traded on a U.S. securities exchange or on The Nasdaq Stock Market<service-mark>); or

     (q)  Purchase puts, calls or engage in other futures contracts.

If a percentage restriction is adhered to at the time of investment, then except as noted in (o) above, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of that restriction.

                     OTHER INVESTMENT POLICIES

     The following investment policies are not fundamental and may be changed by the Board of Trustees of The Canandaigua Funds without the approval of the shareholders of the affected Fund:

     The Funds will not invest in securities which are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act") or which are not readily marketable, except for master demand notes, other securities payable upon demand, repurchase agreements and instruments evidencing loans of securities. Such securities may, however, become a part of a Fund's assets through a merger, exchange or recapitalization involving securities already held in a Fund.

     Either Fund may, to the extent consistent with its investment objectives, invest in master demand notes. A master demand note is a facility, typically maintained by a bank, pursuant to which monies are lent on a daily basis to a corporate borrower by a group of purchasers in amounts and at rates negotiated daily. The loan is payable on demand. As with other debt obligations, there is a risk that the borrower will fail to repay the obligation.

                MANAGEMENT OF THE CANANDAIGUA FUNDS

TRUSTEES AND OFFICERS

     Information pertaining to the Trustees, Advisory Trustees and officers of The Canandaigua Funds, including their principal occupations for the last five years, is set forth below.

                                                        Principal
NAME, AGE  AND                                          Occupation(s) During
ADDRESS                 POSITION(S) WITH FUND           PAST FIVE YEARS

Robert N. Coe, 48               Trustee                 President and co-owner,
c/o The Canandaigua Funds                               W.W. Coe & Son, Inc.
72 South Main Street                                    (independentinsurance
Canandaigua, NY 14424                                   agency) Canandaigua,
                                                        New York


Robert J. Craugh, 75     Chairman of the Board          Retired since 1987;
c/o The Canandaigua Funds     of Trustees               prior thereto,
72 South Main Street                                    Senior Vice President-
Canandaigua, NY, 14424                                  Operations,
                                                        Canandaigua National
                                                        Bank and Trust Company,
                                                        Canandaigua, NY

Donald C. Greenhouse, 62        Trustee                 President  and  owner,
c/o The Canandaigua Funds                               Seneca Point
72 South Main Street                                    Associates, Inc.
Canandaigua, NY  14424                                  (business consultants)
                                                        Canandaigua, New York


Steven H. Swartout, 39          Trustee,                Attorney-at-Law,
c/o The Canandaigua Funds   Secretary and Treasurer     Canandaigua, New York
72 South Main Street
Canandaigua, NY 14424

     COMPENSATION OF THE BOARD OF TRUSTEES. Trustees receive $200.00 from The Canandaigua Funds for each Board and Committee meeting attended, together with reimbursement of reasonable expenses incurred.

     For 1997, the Trustees received the following compensation from The Canandaigua Funds: Mr. Coe: $1,000.00; Mr. Craugh: $1,000.00; Mr.
Greenhouse: $600.00; and Mr. Swartout: $200.00. (There were no expense reimbursements necessary for any meetings held during 1997.)

     To comply with certain restrictions applicable to the Advisor under the Glass-Steagall Act ("Glass-Steagall Act"), none of the Trustees or officers of The Canandaigua Funds are directors, officers or employees of the Advisor.

     As permitted by the regulations of the Federal Reserve Board under the Glass-Steagall Act and the Bylaws of The Canandaigua Funds, the Board of Trustees has established an Advisory Board of Trustees. The purpose of the Advisory Board is to advise the Board of Trustees with respect to investment policies and related matters. Members of the Advisory Board are selected for their expertise in investment matters by the Board of Trustees, are appointed by the Board of Trustees, serve for one-year terms, have no vote with respect to any matters, and can be removed by the Board of Trustees at any time.

     Information pertaining to the members of the Advisory Board, including their principal occupations for the last five years, is set forth below.

NAME, AGE  AND                                  Principal Occupation(s) During
ADDRESS                 POSITION(S) WITH FUND   PAST FIVE YEARS


Gregory S. MacKay, 48   Advisory Trustee        Treasurer, Canandaigua National
72 South Main Street                            Corporation (parent holding
Canandaigua, NY 14424                           company of the Advisor) and
                                                Senior Vice President of the
                                                Advisor

Robert J. Swartout, 36  Advisory Trustee        Vice President and Investment
72 South Main Street                            Officer of the Advisor
Canandaigua, NY 14424

     Advisory Trustees receive no compensation from The Canandaigua Funds for their service in such capacity.

INVESTMENT ADVISOR

     The Canandaigua National Bank and Trust Company, 72 South Main Street, Canandaigua, New York 14424 is the Investment Advisor ("Advisor") for each Fund pursuant to an investment advisory agreement (the "Investment Advisory Agreement") that The Canandaigua Funds has entered into with the Advisor on behalf of each Fund.

     The Investment Advisory Agreement provides that the Advisor will provide each Fund with investment research, advice and supervision and will furnish continuously an investment program for that Fund consistent with the investment objectives and policies of that Fund. The Advisor is responsible for the payment of the salaries and expenses of all of its personnel, office rent and the expenses of providing investment advisory, research and statistical data and related clerical expenses.

     Under the terms of the Investment Advisory Agreement, the Advisor manages the investment of the assets of each Fund in conformity with the investment objectives and policies of that Fund. It is the responsibility of the Advisor to make investment decisions for each Fund and to provide continuous supervision of the investment portfolios of each Fund. The Advisor has agreed to maintain office facilities for the Funds, furnish the Funds with statistical and research data, certain clerical, accounting and bookkeeping services, and certain other services required by each Fund.

     The Advisor pays all expenses incurred by it in connection with acting as investment manager, other than costs (including taxes and brokerage commissions, if any) of securities purchased for the Funds. Expenses incurred by the Advisor in connection with acting as investment advisor include the costs of accounting, data processing, bookkeeping and internal auditing services (other than costs related to shareholder account servicing), and rendering periodic and special reports to the Board of Trustees. The Advisor pays for all employees, office space and facilities required by it to provide services under the Investment Advisory Agreement, except for specific items of expense referred to below.

     Under the terms of the Investment Advisory Agreement, the Advisor is obligated to manage each Fund in accordance with applicable laws and regulations, including the regulations and rulings of the United States Comptroller of the Currency relating to fiduciary powers of national banks. In accordance with these regulations, the Advisor will not invest the Funds' assets in stock or obligations of, or property acquired from, the Advisor, its affiliates or directors, officers or employees or other persons with substantial connections with the Advisor, and assets of the Funds will not be sold or transferred, by loan or otherwise, to the Advisor or persons connected with the Advisor as described above, except that in accordance with applicable regulations of the Comptroller of the Currency, assets of the Funds may be placed in deposits with the Advisor pending investment or distribution.

     For its services under the Investment Advisory Agreement, the Advisor is paid with respect to each Fund a monthly management fee at the annual rate of 1.00% of each Fund's average daily net assets. During the fiscal years ended December 31, 1997, December 31, 1996 and December 31, 1995, the Equity Portfolio of the predecessor Collective Investment Trust paid the Advisor a net total of $162,307, $108,183 and $70,750, respectively, in aggregate advisory fees, which amounted to 1.00%, 1.00% and 0.99%, respectively, of that Fund's average annual net assets for those periods. During the fiscal years ended December 31, 1997, December 31, 1996 and December 31, 1995, the Bond Portfolio of the predecessor Collective Investment Trust paid the Advisor a net total of $1,535, $2,441 and $1,655, respectively, in aggregate advisory fees, which amounted to 0.26%, 0.50% and 0.50%, respectively, of that Fund's average annual net assets for those periods. Beginning in 1994, the Advisor had in effect a reduction from 1.00% to 0.50% of the advisory fee applicable to the Bond Portfolio, which the Trustees temporarily reduced to 0.00% during 1997.

     Except for the expenses described above which have been assumed by the Advisor, all expenses incurred in administration of The Canandaigua Funds will be charged to the Funds or to a particular Fund, as the case may be, including investment management fees; fees and expenses of the Board of
Trustees; interest charges; taxes; brokerage commissions; expenses of valuing assets; expenses of continuing registration and qualification of The Canandaigua Funds and the shares under federal and state law; share issuance expenses; fees and disbursements of independent accountants and legal counsel; fees and expenses of custodians, including subcustodians and securities depositories, transfer agents and shareholder account servicing organizations; expenses of preparing, printing and mailing prospectuses, reports, proxies, notices and statements sent to shareholders; expenses of shareholder meetings; and insurance premiums. The Canandaigua Funds is also liable for nonrecurring expenses, including litigation to which it may from time to time be a party. Expenses incurred for the operation of a particular Fund including the expenses of communications with its shareholders, are paid by that Fund. Expenses that are general liabilities of The Canandaigua Funds are allocated to the Equity Fund and the Bond Fund in proportion to the total net assets of each Fund.

     OTHER INFORMATION. The Investment Advisory Agreement remains in effect initially for a two year term and continues in effect thereafter only if such continuance is specifically approved at least annually by the Trustees or by vote of a majority of the outstanding voting securities of the Funds (as defined in the Investment Company Act) and, in either case, by a majority of the Trustees who are not interested persons of The Canandaigua Funds or the Advisor. The Investment Advisory Agreement provides that the Advisor shall not be liable to a Fund for any error of judgment by the Advisor or for any loss sustained by the Fund except in the case of the Advisor's willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Investment Advisory Agreement also provides that it shall terminate automatically if assigned and that it may be terminated without penalty by vote of a majority of the outstanding voting securities of the Funds or by either party upon 60 days' written notice. No person other than the Advisor regularly furnishes advice to the Funds with respect to the desirability of a Fund's investing in, purchasing or selling securities.

DISTRIBUTOR

     ADS Distributors, Inc. (the "Distributor") acts as the principal underwriter and distributor of each Fund's shares and continually offers shares of the Funds pursuant to a distribution agreement approved by the Trustees. The Distributor is a Florida corporation, and a registered broker-dealer. Among its functions, the Distributor approves and accepts new account applications, processes subsequent account purchases and redemptions, and responds to requests for information about the Funds. For its services, the Distributor will receive an annual fee of $22,750, payable monthly, plus reimbursement of expenses.

TRANSFER AGENT AND ADMINISTRATOR

     Under separate agreements, American Data Services, Inc. acts as the Transfer Agent (the "Transfer Agent") and as the Administrator (the "Administrator") for each Fund.

     As Transfer Agent,  American  Data  Services,  Inc.  provides  various recordkeeping services for the Funds, including maintenance of all Fund share ownership books and records, recording of all purchase and redemption orders, acting as dividend disbursing agent, generating transaction confirmation statements and quarterly shareholder statements of account, and distributing periodic reports and updated Fund Prospectuses to all shareholders. The Transfer Agency Agreement has been approved by the Trustees of The Canandaigua Funds.

     In its capacity as Administrator of the Funds, American Data Services, Inc. determines, for each Fund, its daily net asset value per share (see "Net Asset Value" below), calculates all dividend and capital gain distributions, maintains the Funds' corporate books and records, prepares and files required tax returns and reports, and provides general data processing, accounting and bookkeeping services to the Funds.

     The Administrative Services Agreement has been approved by the Trustees of The Canandaigua Funds. This agreement provides that, for each Fund, the Administrator will be paid a monthly fee equal to the greater of:
(1) a sliding scale of $1,500 for a Fund with average net assets of under $5 million to $2,500 for a Fund with average net assets of $20 million or more; or (2) 1/12th of 0.012% (12 basis points) of the average net assets of that Fund for the month.

CUSTODIAN

     Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60675, serves as the custodian ("Custodian") of the assets of each Fund. The Custodian holds all securities and other assets of the Funds. The Custodial Agreement with each Fund, which the Trustees have approved, provides for the general duties of the Custodian, permissible use of subcustodians, and book entry systems of account.


CODE OF ETHICS

     The Board of Trustees has determined that the personnel of The Canandaigua Funds may engage in personal trading in compliance with general fiduciary principles which are incorporated into The Canandaigua Fund's Code of Ethics. This Code of Ethics substantially complies in all respects with Rule 17j-1 under the Investment Company Act, with the following exceptions: (1) the disinterested Trustees of The Canandaigua Funds are not required to pre-clear personal securities transactions, and (2) the disinterested Trustees are not provided with information about the portfolio transactions contemplated for a Fund or executed for a Fund for a period of 15 days before and after such transactions.

                          NET ASSET VALUE

     For each Fund, net asset value ("NAV") per share is determined by dividing the total value of that Fund's assets, less any liabilities, by the number of shares of that Fund outstanding.

     The net asset value per share of each Fund is determined by the Administrator as of the close of regular trading on the New York Stock Exchange (normally 4 p.m., Eastern Time) on each day when the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day as observed.

     Except for debt securities with remaining maturities of 60 days or less, assets for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price;
(b) each unlisted security is valued at the last current bid price obtained from the National Association of Securities Dealers Automated Quotation System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers' acceptances and commercial paper) are most often valued by bid quotation or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings. The Board of Trustees has determined that the values obtained using the procedures described in (c) and (d) represent the fair values of the securities valued by such procedures. All of these prices are obtained by the Administrator from services which collect and disseminate such market prices. Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.

     Debt securities with remaining maturities of 60 days or less are valued on the basis of amortized cost. Under this method of valuation, the security is initially valued at cost on the date of purchase or, in the case of securities purchased with more than 60 days remaining to maturity, the market value on the 61st day prior to maturity. Thereafter the Fund assumes a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security, unless the Trustees determine that amortized cost no longer represents fair value.

     When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities. These securities would normally be those which have no available recent market value, have few outstanding shares and therefore infrequent trades, or for which there is a lack of consensus on the value, with quoted prices covering a wide range. The lack of consensus would result from relatively unusual circumstances such as no trading in the security for long periods of time, or a company's involvement in merger or acquisition activity, with widely varying valuations placed on the company's assets or stock. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

     In the absence of an ascertainable market value, assets are valued at their fair value as determined by the Advisor using methods and procedures reviewed and approved by the Trustees.

     The proceeds received by each Fund for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Fund and constitute the underlying assets of that Fund. The underlying assets of each Fund will be segregated on the books of account, and will be charged with the liabilities in respect to such Fund and with a share of the general liabilities of The Canandaigua Funds. Expenses with respect to both Funds are to be allocated in proportion to the total net assets of the respective Funds.

                      PERFORMANCE INFORMATION

     The average annual total return of each Fund is determined for a particular period in accordance with SEC Rule 482 by calculating the actual dollar amount of the investment return on a $1,000 investment in the Fund made at the maximum public offering price (I.E., net asset value) at the beginning of the period, and then calculating the annual compounded rate of return which would produce that amount. Total return for a period of one year is equal to the actual return of the Fund during that period. This calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period.

     The average annual total return for the Equity Fund and the Bond Fund of the predecessor Collective Investment Trust for the one-year period and since inception to December 31, 1997, was as follows:

                         Year Ended     Inception* to
FUND                     12/31/97       12/31/97

Equity Fund                16.31%         13.60%
Bond Fund                   7.89%          5.99%
____________
*Inception for both Funds was September 9, 1992

     The performance data quoted represents historical performance and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost.

                      PORTFOLIO TRANSACTIONS

     Purchases and sales of securities on a securities exchange are effected by brokers, and the Funds pay a brokerage commission for this service. In transactions on stock exchanges these commissions are negotiated. In the over-the-counter market, securities (e.g., debt securities) are normally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the securities usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

     The primary consideration in placing portfolio security transactions with broker-dealers for execution is to obtain and maintain the availability of execution at the most favorable prices and in the most effective manner possible. The Advisor attempts to achieve this result by selecting broker-dealers to execute portfolio transactions on behalf of each Fund on the basis of the broker-dealers' professional capability, the value and quality of their brokerage services and the level of their brokerage commissions.

     Although commissions paid on every transaction will, in the judgment of the Advisor, be reasonable in relation to the value of the brokerage services provided, under each Investment Advisory Agreement and as permitted by Section 28(e) of the Securities Exchange Act of 1934, the Advisor may cause a Fund to pay a commission to broker-dealers who provide brokerage and research services to the Advisor for effecting a securities transaction for a Fund. Such commission may exceed the amount other broker-dealers would have charged for the transaction, if the Advisor determines in good faith that the greater commission is reasonable relative to the value of the brokerage and the research and investment information services provided by the executing broker-dealer viewed in terms of either a particular transaction or the Advisor's overall responsibilities to the Funds and to its other clients. Such research and investment information services may include advice as to the value of securities, the advisability of investing in, purchasing or selling securities, the availability of securities or of purchasers or sellers of securities, furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts, and effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

     Research provided by brokers is used for the benefit of all of the clients of the Advisor and not solely or necessarily for the benefit of the Funds. The Advisor's investment management personnel attempt to evaluate the quality of research provided by brokers. Results of this effort are sometimes used by the Advisor as a consideration in the selection of brokers to execute portfolio transactions.

     The investment advisory fees that the Funds pay to the Advisor will not be reduced as a consequence of the Advisor's receipt of brokerage and research services. To the extent a Fund's portfolio transactions are used to obtain such services, the brokerage commissions paid by the Fund will exceed those that might otherwise be paid, by an amount which cannot be presently determined. Such services would be useful and of value to the Adviser in serving both the Funds and other clients and, conversely, such services obtained by the placement of brokerage business of other clients would be useful to the Advisor in carrying out its obligations to the Funds.

     Certain investments may be appropriate for the Funds and also for other clients advised by the Advisor. Investment decisions for the Funds and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. To the extent possible, Fund transactions are traded separately from trades of other clients advised by the Advisor. Occasionally, a particular security may be bought or sold for one or more clients in different amounts. In such event, and to the extent permitted by applicable law and regulations, such transactions will be allocated among the clients in a manner believed to be equitable to each.
Ordinarily, such allocation will be made on the basis of the weighted average price of such transactions effected during a trading day, and if all orders for the same security could be only partially executed during a trading day, then Fund transactions will take precedence over transactions for other clients of the Advisor.

     Securities owned by the Funds may not be purchased from or sold to the Advisor or any affiliated person (as defined in the Investment Company Act) of the Advisor except as may be permitted by the SEC and subject to the rules and regulations of the Comptroller of the Currency. Affiliated persons of the Advisor include its parent corporation, Canandaigua National Corporation, each of their respective subsidiaries, and the officers and directors of any of such entities.

     The aggregate amounts of brokerage commissions paid by the Funds' predecessor Collective Investment Trust for the years ended December 31, 1997, 1996 and 1995 were $200,755, $168,880 and $132,875, respectively.

     As of December 31, 1997, the Bond Fund held the following securities of brokers or dealers, or their parent organizations, with which it regularly conducts business: 30,000 Merrill Lynch & Co. 6.25% bonds due October 15, 2008.

                          TAX INFORMATION

     The following discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. Shareholders should consult their own tax advisors as to the federal, state or local tax consequences of ownership of shares of the Funds in their particular circumstances.

     Each Fund is treated as a separate taxpayer for federal income tax purposes.

     Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If qualified as a regulated investment company, the Fund will pay no federal income taxes on its investment company taxable income (that is, taxable income other than net realized capital gains) and its net realized capital gains that are distributed to shareholders. To qualify under Subchapter M, each Fund must, among other things distribute to its shareholders at least 90% of its taxable net investment income and net realized short-term capital gains. As a regulated investment company, each Fund will be subject to a 4% non-deductible federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Funds intend under normal circumstances to seek to avoid liability for such tax by satisfying such distribution requirements.

     In general, any gain or loss on the redemption or exchange of a Fund's shares will be long-term capital gain or loss if held by the shareholder for more than 18 months, mid-term capital gain or loss if held for more than one year but not more than 18 months, and short-term capital gain or loss if held for one year or less. However, if a shareholder receives a distribution taxable as long-term capital gain with respect to a Fund's shares, and redeems or exchanges the shares before holding them for more than six months, any loss on the redemption or exchange up to the amount of the distribution will be treated as a long-term capital loss to the extent of the capital gain distribution. For redemptions or exchanges occurring after December 31, 2000, a holding period of more than five years will entitle the shareholder to a long-term rate that is lower than the normal long-term rate.

     Dividends of a Fund's investment income and distributions of its short-term capital gains will be taxable as ordinary income. Distributions of long-term capital gains (or credited undistributed net capital gains) will be taxable as such at the appropriate rate, regardless of the length of time shares of a Fund have been held. Only dividends that reflect a Fund's income from certain dividend-paying stocks will be eligible for the federal dividends-received deduction for corporate shareholders.

     Provided that a Fund qualifies as a regulated investment company under the Code, such Fund will be exempt from Delaware corporation income tax.

     If a shareholder fails to furnish a correct taxpayer identification number, fails to fully report dividend or interest income, or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to such withholding, then the shareholder may be subject to a 31 percent "backup withholding tax" with respect to (i) any taxable dividends and distributions and (ii) any proceeds of any redemption of Fund shares.

                  ORGANIZATION AND CAPITALIZATION

     The Canandaigua Funds was initially organized by the Advisor in 1992 as a Collective Investment Trust under New York law and the regulations of the U.S. Comptroller of the Currency, participation in which was limited to qualified retirement accounts such as IRAs and retirement and pension trusts. On February 9, 1998, the Collective Investment Trust was reorganized as a Delaware business trust, pursuant to a Declaration of Trust (the "Declaration of Trust") dated October 31, 1997.

     Unless otherwise required by the Investment Company Act or the Declaration of Trust, The Canandaigua Funds does not intend to hold annual meetings of shareholders. Shareholders may remove a Trustee by the affirmative vote of at least two-thirds of all outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares entitled to vote. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

     SHAREHOLDER AND TRUSTEE LIABILITY. The Canandaigua Funds is organized as a Delaware business trust, and, under Delaware law, the shareholders of such a trust are not generally subject to liability for the debts or obligations of the trust. Similarly, Delaware law provides that none of the Funds will be liable for the debts or obligations of any other Fund. However, no similar statutory or other authority limiting business trust shareholder liability exists in many other states. As a result, to the extent that a Delaware business trust or a shareholder is subject to the jurisdiction of courts in such other states, the courts may not apply Delaware law and may thereby subject the Delaware business trust shareholders to liability. To guard against this risk, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of The Canandaigua Funds. Notice of such disclaimer will normally be given in each agreement, obligation or instrument entered into or executed by The Canandaigua Funds or the Trustees. The Declaration of Trust provides for indemnification by the relevant Fund for any loss suffered by a shareholder as a result of an obligation of the Fund. The Declaration of Trust also provides that The Canandaigua Funds shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of The Canandaigua Funds and satisfy any judgment thereon. The Trustees believe that, in view of the above, the risk of personal liability of shareholders is remote.

     The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

PRINCIPAL SHAREHOLDERS

     As of December 31, 1997, no shareholder of record or beneficially owned more than 5% of the outstanding shares of the Equity Fund. As of the same date, the following persons owned more than 5% of the outstanding shares of the Bond Fund:

     Name and Address              Percentage of
     OF OWNER                      BOND FUND*

     Willard B. Becker                5.9%
     3299 West Lake Road
     Canandaigua, New York 14424

     Ida Mae Sengle                   7.1%
     18 State Street
     Pittsford, New York 14534

     Paul H. Simmons                  5.1%
     5116 North Road
     Canandaigua, New York 14424

     Esther T. Wilson                 8.2%
     125 Roseland Lane
     Canandaigua, New York 14424

     Allied Builders Inc.             9.0%
     Prevailing Wage Rate
     Retirement Plan
     250 State Street
     Brockport, New York
__________________
* Figures shown represent percentage of shares owned both of record and beneficially by the persons indicated.

     As of December 31, 1997, the Trustees, Advisory Trustees and officers of The Canandaigua Funds as a group did not own more than 1% of the outstanding shares of either Fund, either beneficially or of record.

                      INDEPENDENT ACCOUNTANTS

     Morga Jones & Hufsmith, P.C., 25 North Street, Canandaigua, New York 14424, independent public accountants, have been selected to examine the annual financial statements of The Canandaigua Funds and render a report thereon. (The financial statements and notes thereto that follow were prepared for the predecessor Collective Investment Trust for its fiscal year ended December 31, 1996 and were audited by Morga Jones & Hufsmith, P.C., as indicated in their report thereon.)

               CANANDAIGUA NATIONAL COLLECTIVE
               INVESTMENT FUND FOR QUALIFIED TRUSTS

                      TABLE OF CONTENTS

                                                                PAGE
Report of Independent Public Accountants                        F-2
Statements of Assets and Liabilities as of June 30, 1997
(unaudited) and December 31, 1996                               F-3

Statements of Operations for the Six Months Ended June 30, 1997
  (unaudited) and the year ended December 31, 1996              F-4

Statements of Changes in Net Assets for the Six Months Ended June
   30, 1997 (unaudited) and for the Years Ended December 31, 1996
   and 1995                                                     F-5

Schedule of Portfolio Investments as of June 30, 1997 (unaudited)
      - Bond Portfolio                                          F-6
      - Equity Portfolio                                        F-8

Schedule of Portfolio Investments as of December 31, 1996
      - Bond Portfolio                                          F-11
      - Equity Portfolio                                        F-13

Notes to Financial Statements                                   F-15
Selected Per-Share Data and Ratios/Supplemental Data            F-20

             REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Board of Directors
Canandaigua National Collective Investment
Fund for Qualified Trusts

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of Canandaigua National Collective Investment Fund for Qualified Trusts (comprising, respectively, the Bond and Equity portfolios), as of December 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for the years ended December 31, 1996 and 1995 and the selected per-share data and ratios/supplemental data for the years ended December 31, 1996, 1995, 1994, 1993, and for the period from inception (September 9, 1992) through December 31, 1992. These financial statements and per-share data and ratios/supplemental data are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and per-share data and ratios/supplemental data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per-share data and ratios/supplemental data are free of material misstatement.
An  audit  includes
examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected per-share data and ratios/supplemental data referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Canandaigua National Collective Investment Fund for Qualified Trusts as of December 31, 1996, the results of their operations for the year then ended, the changes in their net assets for the years ended December 1996 and 1995, and the selected per-share data and ratios/supplemental data for the years ended December
31, 1996, 1995, 1994, 1993, and for the period  of inception (September 9,
1992) through December 31, 1992, in conformity with generally accepted accounting principles.

/s/Morga, Jones & Hufsmith, P.C.

Canandaigua, New York
January 24, 1997 (except for the matters discussed in Note 5 as to which dates are July 9, 1997 and October 31, 1997)

CANANDAIGUA NATIONAL COLLECTIVE
INVESTMENT FUND FOR QUALIFIED TRUSTS
STATEMENTS OF ASSETS AND LIABILITIES

                                                                        June 30, 1997
                                                                        Portfolio
          ASSETS                                                  Bond            Equity                Total
                                                                (Unaudited)     (Unaudited)          (Unaudited)
INVESTMENT SECURITIES, AT MARKET (bond portfolio cost -
     $548,398; equity portfolio cost - $14,908,217)               $  540,457        $16,097,687     $16,638,144

CASH AND CASH EQUIVALENT                                              42,792            334,664         377,456

RECEIVABLES FOR:
     Sales of fund's units                                             6,000                439           6,439
     Dividends and accrued interest                                   10,018             13,189          23,207
          Total receivables                                           16,018             13,628          29,646

          Total assets                                               599,267         16,445,979      17,045,246

          LIABILITIES

PAYABLES FOR:
     Repurchases of fund's units                                           -            (19,945)        (19,945)
     Investment management fees                                         (231)           (12,815)        (13,046)
     Professional fees                                                  (156)            (1,456)         (1,612)
     Custodial fees                                                     (526)              (806)         (1,332)
          Total liabilities                                             (913)           (35,022)        (35,935)

NET ASSETS AT June 30, 1997: (equivalent to $12.82
     per unit for bond portfolio and $19.26 per unit for
     equity portfolio, based on 46,677 units and 852,047
     units outstanding for bond and equity portfolios,
     respectively)                                                 $ 598,354        $16,410,957     $17,009,311



                                                                        December 31, 1996
                                                                        Portfolio
          ASSETS                                                  Bond            Equity               Total

INVESTMENT SECURITIES, AT MARKET (bond portfolio cost -
     $483,520; equity portfolio cost - $11,639,993)              $476,845      $12,419,478          $12,896,323

CASH AND CASH EQUIVALENT                                           16,393           45,652               62,045

RECEIVABLES FOR:
     Sale of investments                                                -          815,243              815,243
     Dividends and accrued interest                                 8,658           16,575               25,233
          Total assets                                            501,896       13,296,948           13,798,844

          LIABILITIES

PAYABLES FOR:
     Purchases of investments                                           -         (638,982)            (638,982)
     Investment management fees                                      (213)         (10,799)             (11,012)
     Professional fees                                               (170)          (3,031)              (3,201)
     Custodial fees                                                  (246)            (329)                (575)
          Total liabilities                                          (629)        (653,141)            (653,770)

NET ASSETS AT DECEMBER 31, 1996: (equivalent to $12.54
     per unit for bond portfolio and $16.67 per unit
     for equity portfolio, based on 39,981 units and
     758,660 units outstanding for bond and equity
     portfolios, respectively)                                   $501,267       $12,643,807         $13,145,074

The accompanying notes are an integral part of these financial statements.

CANANDAIGUA NATIONAL COLLECTIVE
INVESTMENT FUND FOR QUALIFIED TRUSTS
STATEMENTS OF OPERATIONS

                              Six Months Ended June 30, 1997
                                                Portfolio
                                        Bond            Equity               Total
                                        (Unaudited)     (Unaudited)        (Unaudited)
INVESTMENT INCOME:
     Interest income                         $ 15,311        $  4,810        $ 20,121
     Dividend income                              887          87,133          88,020
     Miscellaneous income                          50              40              90
          Total investment income              16,248          91,983         108,231

EXPENSES:
     Investment management fees                (1,274)        (70,688)        (71,962)
     Custodial fees                            (1,271)         (1,404)         (2,675)
     Professional fees                           (153)         (3,276)         (3,429)
     Miscellaneous expense                         -             (196)           (196)
          Total expenses                       (2,698)        (75,564)        (78,262)

          Net investment income                13,550          16,419          29,969

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

     Net realized gain (loss)                    (356)      1,742,347       1,741,991
     Net unrealized gain (loss)                (1,316)        409,985         408,669
          Net realized and unrealized
          gain (loss) on investments           (1,672)      2,152,332       2,150,660

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS -

     for the period                           $11,878      $2,168,751      $2,180,629

                                   Year Ended December 31, 1996
                                                                Portfolio
                                                        Bond            Equity          Total
INVESTMENT INCOME:
     Interest income                                 $ 29,045        $  3,751        $ 32,796
     Dividend income                                    1,330         119,413         120,743
          Total investment income                      30,375         123,164         153,539

EXPENSES:
     Investment management fees                        (2,442)       (108,183)       (110,625)
     Custodial fees                                    (2,400)         (2,921)         (5,321)
     Professional fees                                   (432)         (8,573)         (9,005)
          Total expenses                               (5,274)       (119,677)       (124,951)

          Net investment income                        25,101           3,487          28,588

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss)                            (789)      1,418,848       1,418,059
     Net unrealized gain (loss)                       (11,226)        608,639         597,413
          Net realized and unrealized gain
          (loss) on investments                       (12,015)      2,027,487       2,015,472

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS -
     for the year                                     $13,086      $2,030,974      $2,044,060

The accompanying notes are an integral part of these financial statements.

F-4

CANANDAIGUA NATIONAL COLLECTIVE
INVESTMENT FUND FOR QUALIFIED TRUSTS
STATEMENTS OF CHANGES IN NET ASSETS

                                        Six Months Ended June 30, 1997
                                                                Portfolio
                                                        Bond            Equity          Total
                                                        (Unaudited)     (Unaudited)     (Unaudited)
OPERATIONS:
     Net investment income                           $  13,550       $   16,419      $   29,969
     Net realized gain (loss) on investments              (356)       1,742,347       1,741,991
     Net unrealized gain (loss) on investments          (1,316)         409,985         408,669
          Net increase in net assets
          resulting from operations                     11,878        2,168,751       2,180,629

UNIT SHARE TRANSACTIONS:
     Proceeds from units sold (8,399 and
          118,551 units in the bond
          and equity funds, respectively)              106,707        2,044,417       2,151,124
     Cost of units purchased (1,703 and
          25,164 units in the bond
          and equity funds, respectively)              (21,498)        (446,018)       (467,516)
     Net increase in net assets resulting
          from unit transactions                        85,209        1,598,399       1,683,608

TOTAL INCREASE IN NET ASSETS                            97,087        3,767,150       3,864,237

NET ASSETS - beginning of period                       501,267       12,643,807      13,145,074

NET ASSETS - end of period                            $598,354      $16,410,957     $17,009,311


                                                Year Ended December 31, 1996
                                                                Portfolio
                                                        Bond            Equity          Total
OPERATIONS:
     Net investment income                           $  25,101       $    3,487     $    28,588
     Net realized gain (loss) on investments              (789)       1,418,848       1,418,059
     Net unrealized gain (loss) on investments         (11,226)         608,639         597,413
          Net increase in net assets
          resulting from operations                     13,086        2,030,974       2,044,060

UNIT SHARE TRANSACTIONS:
     Proceeds from units sold (12,951 and
     178,976 units in the bond and equity
     funds, respectively)                              156,277        2,729,159       2,885,436
     Cost of units purchased (6,310 and
     35,580 units in the bond and
     equity funds, respectively)                       (76,541)        (548,895)       (625,436)
          Net increase in net assets
          resulting from unit transactions              79,736        2,180,264       2,260,000

TOTAL INCREASE IN NET ASSETS                            92,822        4,211,238       4,304,060

NET ASSETS - beginning of period                       408,445        8,432,569       8,841,014

NET ASSETS - end of period                            $501,267      $12,643,807     $13,145,074


                                    Year Ended December 31, 1995
                                                                Portfolio
                                                        Bond            Equity          Total
OPERATIONS:
     Net investment income                           $23,752         $   23,121      $   46,873
     Net realized gain (loss) on investments            (665)         1,254,685       1,254,020
     Net unrealized gain (loss) on investments        42,615            269,048         311,663
          Net increase in net assets
          resulting from operations                   65,702          1,546,854       1,612,556

UNIT SHARE TRANSACTIONS:
     Proceeds from units sold (7,521
     and 130,447 units in the bond and
     equity funds, respectively)                      91,141          1,664,731       1,755,872
     Cost of units purchased (3,969
     and 45,578 units in the bond and
     equity funds, respectively)                     (46,524)          (555,722)       (602,246)
          Net increase in net assets
          resulting from unit transactions            44,617          1,109,009       1,153,626

TOTAL INCREASE IN NET ASSETS                         110,319          2,655,863       2,766,182

NET ASSETS - beginning of year                       298,126          5,776,706       6,074,832

NET ASSETS - end of year                            $408,445         $8,432,569      $8,841,014

The accompanying notes are an integral part of these financial statements.

CANANDAIGUA NATIONAL COLLECTIVE
INVESTMENT FUND FOR QUALIFIED TRUSTS
SCHEDULE OF PORTFOLIO INVESTMENTS
June 30, 1997
(Unaudited)

BOND PORTFOLIO

                                                                        Cost                    Market Value
                                                                                                        Percentage
                                                                        Amount          Amount         of  Net Assets
                                                                        (Unaudited)    (Unaudited)
INVESTMENT SECURITIES:
  U.S. GOVERNMENT NOTES & BONDS -
  30,000  US Treasury Note, 7.000%, July 15, 2006                       $30,053         $30,863      5.16%
  30,000  US Treasury Bond, 5.875%, November 15, 2005                    29,279          28,716      4.80%
  15,000  US Treasury Note, 5.750%, September 30, 1997                   14,969          15,009      2.51%
  20,000  US Treasury Note, 6.125%, May 15, 1998                         20,047          20,059      3.35%
  25,000  US Treasury Note, 6.250%, August 31, 2000                      24,931          24,992      4.18%
  25,000  US Treasury Note, 6.125%, September 30, 2000                   24,983          24,883      4.16%
  30,000  US Treasury Note, 5.500%, December 31, 2000                    29,622          29,259      4.89%
  15,000  US Treasury Note, 5.250%, January 31, 2001                     14,929          14,513      2.43%
  25,000  US Treasury Note, 5.625%, February 15, 2006                    24,955          23,485      3.92%
  25,000  US Treasury Note, 6.125%, March 31, 1998                       24,991          25,078      4.19%
  30,000  US Treasury Note, 6.375%, March 31, 2001                       29,946          30,056      5.02%
  40,000  US Treasury Note, 6.875%, May 15, 2006                         40,104          40,825      6.82%
  10,000  US Treasury Note, 5.250%, January 31, 2001                      9,759           9,678      1.62%
     Total U.S. Government Notes & Bonds                                318,568         317,416     53.05%

  CORPORATE BONDS -
     Capital Equipment
       Aerospace & Military Technology
       15,000 Lockheed Martin Corporation, 6.750%,
          March 15, 2003                                                 15,900          14,923      2.49%
               Total Capital Equipment                                   15,900          14,923      2.49%

      Consumer Goods
       Beverage & Tobacco
       20,000 Coca-Cola Company, 6.000%, July 15, 2003                   19,962          19,297      3.23%

       Retail Trading
       25,000 Sears Roebuck & Company, 6.250%, January 15, 2004          23,680          24,117      4.03%

       Specialty Chemicals
       25,000 Eastman Chemical Company, 6.375%, January 15, 2004         25,141          24,208      4.05%
               Total Consumer Goods                                      68,783          67,622     11.30%

      Finance
       Banking
       30,000 Citicorp, 6.750%, August 15, 2005                          30,853          29,397      4.91%

       Financial Services
       10,000 Ford Motor Credit Co., 6.850%, August 15, 2000             10,004          10,052      1.68%
       20,000 General Electric Capital Corp. 5.500%,
          November 01, 2001                                              19,939          19,108      3.19%
       30,000 Merrill Lynch & Company, Inc. 6.250%,
          October 15, 2008                                               29,681          27,980      4.68%
       20,000 Salomon Inc., 6.750%, August 15, 2003                      19,905          19,551      3.27%
               Total Finance                                            110,382         106,088     17.73%

F-6



      Services
          Telecommunications
          20,000 Pacific Bell, 6.250%, March 01, 2005                    19,600          19,183      3.21%
               Total Services                                            19,600          19,183      3.21%

               Total Corporate Bonds                                    214,665         207,816     34.73%


  PREFERRED STOCK -

     Finance
     Financial Services
     600 The Bear Stearns Companies, Inc.,  Class B                      15,165          15,225      2.54%
               Total Preferred Stock                                     15,165          15,225      2.54%


TOTAL INVESTMENT SECURITIES                                             548,398         540,457     90.32%

CASH AND CASH EQUIVALENT:

     Canandaigua National Bank Collective Fixed Income                   42,792          42,792      7.15%

EXCESS OF RECEIVABLES OVER PAYABLES                                      15,105          15,105      2.52%

NET ASSETS                                                             $606,295        $598,354    100.00%

The accompanying notes are an integral part of these financial statements.

CANANDAIGUA NATIONAL COLLECTIVE
INVESTMENT FUND FOR QUALIFIED TRUSTS
SCHEDULE OF PORTFOLIO INVESTMENTS
June 30, 1997
(Unaudited)

          EQUITY PORTFOLIO


                                                                Cost                           Market Value
                                                                                                        Percentage
                                                                Amount                  Amount          of  Net Assets
                                                                (Unaudited)            (Unaudited)
INVESTMENT SECURITIES:
  COMMON STOCK -
          Capital Equipment
               Farm Machinery
               22,000 AGCO Corporation                         $   565,862              $  790,625         4.82%

               Medical Devices
               15,000 United States Surgical Corporation           475,790                 558,750         3.40%
                    Total Capital Equipment                      1,041,652               1,349,375         8.22%

          Semiconductors

               Semiconductors
               5,000 Intel Corporation                            738,560                  709,063         4.32%
               17,000 National Semiconductor Corporation          479,845                  520,625         3.17%*
                    Total Semiconductors                        1,218,405                1,229,688         7.49%

          Consumer Goods

               Beverage & Tobacco
               18,000 Anheuser-Busch Companies, Inc.              746,732                  754,875         4.60%

               Electronics
               5,600 Phillips Electronics NV (ADR)                347,080                  402,500         2.45%
               6,000 Emerson Electric                             317,120                  330,375         2.02%

               Imaging
               9,500 Eastman Kodak Co.                            739,122                  729,125         4.44%

               Healthcare
               10,000 Johnson & Johnson                           548,560                  643,750         3.92%
                    Total Consumer Goods                        2,698,614                2,860,625        17.43%

          Technology

               Technology
               6,000 Applied Materials                            355,754                  424,875         2.59%*
               14,000 DuPont Photomasks, Incorporated             591,115                  756,000         4.61%*
               10,000 PRI Automation, Incorporated                371,770                  379,375         2.31%*
               15,000 Micron Technology, Inc.                     606,565                  599,062         3.65%

               Information Systems
               4,500  HBO & Company, Incorporated                 283,970                  309,937         1.89%
                    Total Technology                            2,209,174                2,469,249        15.05%

          Finance

               Banking
               3,000 Wells Fargo & Company                     $ 816,060               $   808,500         4.93%
               4,000 Chase Manhattan Corporation                 376,690                   388,250         2.37%

               Financial Services
               27,000 Amerin Corporation                         583,811                   654,750         3.99% *

               Credit card
               14,000 MBNA Corporation                           465,648                   512,750         3.12%
               21,000 Capital One Financial                      709,444                   792,750         4.83%
                    Total Finance                              2,951,653                 3,157,000        19.24%

          Pharmaceutical

               Pharmaceutical
               5,000 American Home Products Corp.                301,915                   382,500         2.33%
               6,500 Merck & Company, Inc.                       594,737                   672,750         4.10%
                    Total Pharmaceutical                         896,652                 1,055,250         6.43%

          Services

               Specialty and General Hospitals
               9,000 Tenet Healthcare                            241,670                   266,062         1.62% *

               Telecommunications
               40,000 Frontier Corporation                       781,342                   797,500         4.86%
                    Total Services                             1,023,012                 1,063,562         6.48%

          Specialty Chemical

               Specialty Chemical
               7,000 Great Lakes Chemical Corporation            315,020                   366,625         2.23%
                    Total Specialty Chemical                     315,020                   366,625         2.23%

          Energy

               Utilities
               5,000 AES Corporation                             359,895                   353,750         2.16%

               Oil and Gas Exploration
               14,000 Unocal Corporation                         557,190                   543,375         3.31%

               Offshore Drilling
               6,000 Reading & Bates Corporation                 151,370                   160,500         0.98%

               Natural Gas
               13,000 Enron Corporation                          524,965                   530,563         3.23%
                    Total Energy                               1,593,420                 1,588,188         9.68%

          Multi-Industry

               Multi-Industry
               10,000 U.S. Industries Group, Inc.              $ 367,790                $  356,250         2.17% *
                    Total Multi-Industry                         367,790                   356,250         2.17%

          Property Casualty Insurance

               Casualty Insurance
               9,000 Chubb Corporation                           592,825                   601,875         3.67%
                    Total Property                               592,825                   601,875         3.67%

TOTAL INVESTMENT SECURITIES (COMMON STOCK)                    14,908,217                16,097,687        98.09%

CASH AND CASH EQUIVALENT:

          Canandaigua National Bank Collective Equity Fund       334,664                   334,664         2.04%

EXCESS OF PAYABLES OVER RECEIVABLES                              (21,394)                  (21,394)     -  0.13%

NET ASSETS                                                   $15,221,487               $16,410,957       100.00%

     *       Non-income producing securities

The accompanying notes are an integral part of these financial statements.

CANANDAIGUA NATIONAL COLLECTIVE
INVESTMENT FUND FOR QUALIFIED TRUSTS
SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 1996

BOND PORTFOLIO


                                                           Cost               Market Value
                                                                                           Percentage
                                                           Amount         Amount           of Net Assets
INVESTMENT SECURITIES:

  U.S. GOVERNMENT NOTES & BONDS -

     20,000  US Treasury Note, 7.000%, July 15, 2006        $19,977         $20,781         4.15%
     10,000  US Treasury Bond, 5.875%, November 15, 2005      9,981           9,647         1.92%
     15,000  US Treasury Note, 5.750%, September 30, 1997    14,969          14,991         2.99%
     10,000  US Treasury Note, 6.125%, May 15, 1998           9,989          10,022         2.00%
     15,000  US Treasury Note, 6.250%, August 31, 2000       14,924          15,056         3.00%
     25,000  US Treasury Note, 6.125%, September 30, 2000    24,983          24,984         4.98%
     10,000  US Treasury Note, 5.500%, December 31, 2000     19,822          19,538         3.90%
     15,000  US Treasury Note, 5.250%, January 31, 2001      14,928          14,544         2.90%
     25,000  US Treasury Note, 5.625%, February 15, 2006     24,955          23,664         4.72%
     25,000  US Treasury Note, 6.125%, March 31, 1998        24,991          25,055         5.00%
     20,000  US Treasury Note, 6.375%, March 31, 2001        19,966          20,131         4.02%
     25,000  US Treasury Note, 6.875%, May 15, 2006          24,939          25,773         5.14%
     10,000  US Treasury Note, 5.250%, January 31, 2001       9,759           9,691         1.93%
          Total U.S. Government Notes & Bonds               234,183         233,877        46.66%

  CORPORATE BONDS -

      Capital Equipment
       Aerospace & Military Technology
       15,000 Lockheed Martin Corporation,
          6.750%, March 15, 2003                            15,900           14,949         2.98%
          Total Capital Equipment                           15,900           14,949         2.98%

      Consumer Goods
       Beverage & Tobacco
       20,000 Coca-Cola Company, 6.000%, July 15, 2003      19,962           19,434         3.88%
       20,000 R.J.R. Nabisco Holdings Corp., 6.700%,
          June 15, 2002                                     19,505           19,718         3.93%

       Retail Trading
       25,000 Sears Roebuck & Company, 6.250%,
          January 15, 2004                                  23,680           24,121         4.81%

       Specialty Chemicals
       25,000 Eastman Chemical Company, 6.375%,
          January 15, 2004                                  25,141           24,306         4.85%
          Total Consumer Goods                              88,288           87,579        17.47%

      Finance
          Banking
          30,000 Citicorp, 6.750%, August 15, 2005        $ 30,854         $ 29,441         5.87%

          Financial Services
          10,000 Ford Motor Credit Co., 6.850%,
               August 15, 2000                              10,004           10,106         2.02%
          20,000 General Electric Capital Corp.
               5.500%, November 01, 2001                    19,940           19,114         3.81%
          30,000 Merrill Lynch & Company, Inc.
               6.250%, October 15, 2008                     29,681           27,898         5.57%
          20,000 Salomon Inc., 6.750%, August 15, 2003      19,905           19,453         3.88%
               Total Finance                               110,384          106,012        21.15%

      Services
          Telecommunications
          20,000 Pacific Bell, 6.250%, March 01, 2005       19,600           19,203         3.83%
               Total Services                               19,600           19,203         3.83%

               Total Corporate Bonds                       234,172          227,743        45.43%

  PREFERRED STOCK -

     Finance
          Financial Services
          600 The Bear Stearns Companies, Inc.,
               Class B                                      15,165           15,225         3.04%
               Total Preferred Stock                        15,165           15,225         3.04%


TOTAL INVESTMENT SECURITIES                                483,520          476,845        95.13%

CASH AND CASH EQUIVALENT:

     Canandaigua National Bank Collective Fixed Income      16,393           16,393         3.27%

EXCESS OF RECEIVABLES OVER PAYABLES                          8,029            8,029         1.60%

NET ASSETS                                                $507,942        $ 501,267       100.00%

The accompanying notes are an integral part of these financial statements.

CANANDAIGUA NATIONAL COLLECTIVE
INVESTMENT FUND FOR QUALIFIED TRUSTS
SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 1996

          EQUITY PORTFOLIO


                                                        Cost                            Market Value
                                                                                               Percentage
                                                        Amount                  Amount         of  Net Assets
INVESTMENT SECURITIES:

  COMMON STOCK -

          Capital Equipment
               Aerospace & Military Technology
               4,000 Lockheed Martin Corporation      $354,151                 $366,000         2.89%

               Electrical and Electronics
               3,500 General Electric Co.              338,616                  346,063         2.74%

               Farm Machinery
               22,000 AGCO Corporation                 531,811                  629,750         4.98%
               15,000 Deere & Company                  675,086                  609,375         4.82%

               Semiconductors
               4,500 Intel Corporation                 585,206                  589,219         4.66%
               8,500 Vitesse Semiconductor
                        Corporation                    309,514                  386,750         3.06%*

               Industrial Technology
               11,000 U.S. Robotics Corp.              511,068                  792,000         6.26%*
                    Total Capital Equipment          3,305,452                3,719,157        29.41%

          Consumer Goods

               Beverage and Tobacco
               6,500 Anheuser Busch Companies, Inc.    265,664                  260,000         2.06%
                    Total Consumer Goods               265,664                  260,000         2.06%

          Pharmaceutical

               Pharmaceutical
               3,500 American Home Products Corp.      207,367                  205,188         1.62%
               2,500 Bristol-Meyers Squibb Co.         269,684                  271,875         2.15%
               4,500 Merck & Co., Inc.                 275,055                  356,625         2.82%
               4,000 Schering-Plough Corp.             261,989                  259,000         2.05%
               5,000 Smithkline Beecham, p.l.c.        321,234                  340,000         2.69%
               4,000 Warner-Lambert Co.                315,489                  300,000         2.37%
                    Total Pharmaceutical             1,650,818                1,732,688        13.70%

          Software

               Software
               12,500 ORACLE Corporation               503,697                  521,875         4.13%*
               20,000 Platinum Technology, Inc.        265,009                  272,500         2.16%*
               6,000 CISCO Systems, Inc.               349,777                  381,750         3.02%*
                    Total Software                   1,118,483                1,176,125         9.30%

          Finance
               Banking
               2,300 Wells Fargo & Co.                 $638,982                $620,425         4.91%

               Financial Services
               9,000 American Guaranty Corporation     207,009                  231,750         1.83% *
               15,000 First USA, Inc.                  435,581                  519,375         4.11%
               12,000 MBNA Corporation                 358,460                  498,000         3.94%
                    Total Finance                    1,640,032                1,869,550        14.79%

          Services
               Entertainment
               4,000 Walt Disney Co.                   252,610                  278,500         2.20%

               Business & Public Services
               11,450 Paychex, Inc.                    501,117                  588,958         4.66%
               10,000 First Data Corporation           373,709                  365,000         2.89%

               Telecommunications
               19,000 Frontier Corporation             426,675                  429,875         3.40%
               29,000 LCI International, Inc.          807,602                  623,500         4.93% *
               24,000 World Communications, Inc.       511,482                  625,500         4.95% *

               Transportation
               20,000 Southwest Airlines Company       485,436                  442,500         3.50%
                    Total Services                   3,358,631                3,353,833        26.53%

          Specialty Chemical
               Specialty Chemical
               2,500 Morton International, Inc.        102,184                  101,875         0.81%
                    Total Specialty Chemical           102,184                  101,875         0.81%

          Multi-Industry
               Multi-Industry
               6,000 US Industries Group, Inc.         198,729                  206,250         1.63%
                    Total Multi-Industry               198,729                  206,250         1.63%

TOTAL INVESTMENT SECURITIES (COMMON STOCK)          11,639,993               12,419,478        98.23%

CASH AND CASH EQUIVALENT:

     Canandaigua National Bank Collective
     Equity Fund                                        45,652                   45,652         0.36%

EXCESS OF RECEIVABLES OVER PAYABLES                    178,677                  178,677         1.41%

NET ASSETS                                         $11,864,322              $12,643,807       100.00%

*Non-income producing securities

The accompanying notes are an integral part of these financial statements.

               CANANDAIGUA NATIONAL COLLECTIVE
               INVESTMENT FUND FOR QUALIFIED TRUSTS
                NOTES TO FINANCIAL STATEMENTS

(1)   ORGANIZATION

      Canandaigua National Collective Investment Fund for Qualified Trusts (the Collective Trust) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Collective Trust was designed for the investment of retirement funds held in certain qualified trusts (see Note 5). The Collective Trust was formed in September, 1992, and consists of a bond portfolio with an investment emphasis on fixed-income securities and an equity portfolio with a primary investment emphasis in common stocks.

      The Canandaigua National Bank and Trust Company (the Company) is the trustee of the Collective Trust (see Note 3).


(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      USE OF ESTIMATES -

      The financial statements have been prepared in conformity with generally accepted accounting principles and as such include amounts based on informed estimates and judgments of management with consideration given to materiality. Actual results could differ from those estimates. The interim financial statements, as of June 30, 1997 (unaudited), include adjustments for the estimated effect of recurring annual accrued charges which, in the opinion of management, are necessary for the fair presentation of the interim financial statements.

      CASH AND CASH EQUIVALENTS -

      Interest bearing cash accounts are considered cash equivalents.

      VALUATION OF INVESTMENT SECURITIES AND INCOME RECOGNITION -

      Investments consist of debt and equity investment securities of the United States (U.S.) government and of corporations whose securities are traded on recognized U.S. securities exchanges. Investment securities are stated at fair value as determined by market value based upon closing sales prices reported on recognized securities exchanges on the last business day of the year or, for listed securities having no sales reported and for unlisted securities, upon last reported bid prices on that date. The market value of investment securities is subject to daily fluctuations. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Collective Trust if acquired within 60 days of maturity or, if already held by the Collective Trust on the 60th day, based on the value determined on the 61st day. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Supervisory Committee of the Collective Trust.

      The fair value of receivables for sale of investments and payables for purchase of investments are based on fair values as of the date of sale or purchase of the investment security.

      The fair value of individual investment securities held at December 31, 1996 and at June 30, 1997 (unaudited) are disclosed in the accompanying Schedules of Portfolio Investments.

      As is customary in the industry, securities transactions are accounted for on the date the securities are purchased or sold. Interest income is reported on the accrual basis. Dividend income is recorded on the ex-dividend date.

      INCOME TAXES -

      It is the policy of the Collective Trust to comply with applicable requirements of the Internal Revenue Code. The Collective Trust is exempt from Federal income tax under Section 408 (e) of the Internal Revenue Code with respect to interests in the Collective Trust which are attributable to individual retirement trust accounts maintained in conformity with Section 408 (e) of the Internal Revenue Code, and exempt from Federal income tax under Section 501 (a) of the Internal Revenue Code with respect to interests in the Collective Trust which are attributable to pension or profit-sharing trusts (including those benefiting self-employed individuals) maintained in conformity with
      Section 401 (a) of the Internal Revenue Code. The Collective Trust is also not subject to taxation in New York State. For Federal income tax purposes, income earned by the Collective Trust is not taxable to participating trusts or participants until a participant receives a distribution from the Collective Trust. Withdrawals from the Collective Trust which are paid to participating trusts can be made at any time by participating trusts without penalty and without the amount withdrawn being subject to Federal income tax. There are no significant differences in financial and tax accounting methods of the Collective Trust.

      VALUATION OF SHARE UNITS -

      The Declaration of Trust provides that the Collective Trust may issue an unlimited number of units of beneficial interest without par value. Currently, the Collective Trust is offering units in a bond and a stock portfolio. The unit shares are voting, non-assessable, and have no preemptive rights or preferences as to conversion, exchange, dividends or retirement. At June 30, 1997, December 31, 1996 and December 31, 1995, the majority of unit holders are located in New York State. The net asset value per unit of each portfolio is determined by dividing the total value of the portfolio's net assets by the number of outstanding units of the portfolio. The net asset values per unit in the accompanying financial statements were calculated in consideration of all purchases and sales transacted during the periods. Unit purchases are recorded when an investor's request for a unit purchase is accepted and unit distributions are recorded when an investor's request for distribution is received. Accordingly, accepted unit purchase obligations for which cash has not yet been received are reflected as sale of fund's units and approved distribution requests for which cash has not yet been disbursed are reflected as repurchases of fund's units in the accompanying statements of assets and liabilities.


(3)   AGREEMENTS

      The Company is the trustee of the Collective Trust under a Declaration of Trust. The portfolio investment managers of the Collective Trust are also officers of the Company. Subject to the direction of the Supervisory Committee of the Collective Trust, which performs the duties and undertakes the responsibilities of the Board of Directors of an investment company, the Company manages all of the business and affairs of the Collective Trust.

      The Collective Trust has entered into an Investment Management Agreement with the Company. Under the terms of the agreement, the Company will manage the investment of the assets of each retirement portfolio in conformity with the stated objectives and policies of that portfolio. For these services, the Collective Trust will and has paid investment management fees to the Company, at the rate of 1% of assets annually of
      each  portfolio.   In April 1994, however, the  Supervisory
      Committee authorized a temporary reduction of this fee for the bond portfolio to .5%. This rate reduction resulted in savings to the bond portfolio of $1,274 for the six months ended June 30, 1997 (unaudited) and $2,442 for the year ended December 31, 1996. On July
      9, 1997, the Supervisory Committee authorized a temporary elimination of this fee for the bond portfolio, effective August 1, 1997.

      In addition, the Company has historically assumed expenses, other than primarily custodial and audit, incurred in the administration of the Collective Trust. The Company will, if applicable, reimburse the Collective Trust for the amount by which the expenses exceed the lower of (1) 1.5% of the average daily value of the Collective Trust's net assets during its fiscal year or (2) the most restrictive expense limitation applicable to the Collective Trust imposed by the securities laws of any state in which the units of the Collective Trust are sold.

      The Northern Trust Company acts as custodian of the assets of the Collective Trust. Custodial fees paid by the Collective Trust are based on an agreed fee schedule for asset holdings and transactions.

      The Collective Trust has entered into an accounting service agreement with American Data Services, Inc., for a three year period beginning January 1, 1996. Fees are based on monthly average net assets per portfolio. The agreement calls for an annual increase in fees based on a defined increase in the Consumer Price Index for the Northeast region of the United States of America. These fees ($5,116 for the six months ended June 30, 1997 (unaudited) and $9,291 for the year ended December 31, 1996) have historically been paid by the Company.


(4)   OTHER DISCLOSURES

      INVESTMENT SECURITIES PURCHASES AND SALES -

      JUNE 30, 1997 (UNAUDITED)
      During the six months ended June 30, 1997, purchases and sales of investment securities, excluding cash and cash equivalent, amounted to the following:
                              PORTFOLIO

                          BOND                EQUITY
                        (UNAUDITED)         (UNAUDITED)
Purchases                 $   84,384           $ 31,087,619
Sales                     $   19,230           $ 28,922,760

      Purchases in the bond portfolio during the period were all of government securities. All other purchases and sales in the bond and equity portfolios were of investment securities, excluding government securities.


      DECEMBER 31, 1996
      During the year ended December 31, 1996, purchases and sales of investment securities, excluding cash and cash equivalent, amounted to the following:

                                        PORTFOLIO
                                BOND                EQUITY
Purchases                     $  248,636            $ 38,237,652
Sales                         $  147,827            $ 36,180,749

      Purchases and sales of government securities included in the bond portfolio amounts were $179,261 and $50,317, respectively. All other purchases and sales in the bond and equity portfolios were of investment securities, excluding government securities.

      UNREALIZED GAINS (LOSSES) ON INVESTMENTS -

      JUNE 30, 1997 (UNAUDITED)
      As of June 30, 1997, gross unrealized gains (losses) on investments with a cost of $548,398 in the bond portfolio and $14,908,217 in the equity portfolio are as follows:

                                        PORTFOLIO
                                BOND               EQUITY
                                (UNAUDITED)       (UNAUDITED)
Gross unrealized gains        $      2,412         $ 1,275,528
Gross unrealized (losses)          (10,353)            (86,058)
Net unrealized gain (loss)    $     (7,941)        $ 1,189,470

      DECEMBER 31, 1996
      As of December 31, 1996, gross unrealized gains (losses) on investments with a cost of $483,520 in the bond portfolio and $11,908,217 in the equity portfolio are as follows:

                                        PORTFOLIO
                                BOND               EQUITY
Gross unrealized gains        $     756         $ 1,126,130
Gross unrealized (losses)        (7,431)           (346,645)
Net unrealized gain (loss)  $    (6,675)        $   779,485

(5)   SUBSEQUENT EVENT

      On July 9, 1997, the Supervisory Committee authorized a temporary suspension, effective August 1, 1997, in the investment management fee it pays for the bond portfolio (see Note 3).

      On October 31, 1997, the Supervisory Committee of the Trust, with the earlier approval of the unit holders, authorized management to proceed with the formal regulatory filings to effect a reorganization of the Trust from a collective investment trust to a Delaware business trust. Among other things, this change in form will enable the Trust to expand its unit holders from certain qualified trusts to the general public. It is anticipated that this reorganization will be tax free.
      Management is planning for the reorganization to be effective early in 1998.

CANANDAIGUA NATIONAL COLLECTIVE
INVESTMENT FUND FOR QUALIFIED TRUSTS
SELECTED PER-SHARE DATA AND RATIOS/SUPPLEMENTAL DATA

                                                                Bond Portfolio
                                Six Months
                                Ended                           For the Years Ended December 31
                                June 30, 1997(a)1996            1995            1994            1993           1992 (b)
PER-SHARE DATA:                 (Unaudited)                                                (Restated)
(For a share outstanding
throughout each period)
  Net Asset Value,
  beginning of period           $12.54          $12.25          $10.01          $10.48         $10.06          (c)

  Income (Loss) From
  Investment Operations -
    Net investment income (d)     0.33            0.62            0.81            0.62           0.42          (c)
    Net realized and
    unrealized gain (loss)
      on investments             (0.05)          (0.33)           1.43           (1.09)            -           (c)
    Total income (loss)
    from investment operations    0.28            0.29            2.24            (0.47)         0.42          (c)
  Net Asset Value,
  end of period                 $12.82          $12.54          $12.25           $10.01        $10.48          $10.06

  Total Return (e)                2.23%           2.37%          22.38%           (4.48%)        4.17%          (c)

RATIOS/SUPPLEMENTAL DATA:
  Net Assets,
  end of period (000 omitted)   $598            $501            $408            $298            $555           $ 61

  Ratio of Expenses
  to Average Net Assets         0.52%           1.09%           0.89%           0.77%          1.14%           (c)

  Ratio of Net Investment
  Income to Average
    Net Assets                  2.63%           5.17%           7.11%           6.16%          4.18%           (c)

  Portfolio Turnover Rate       3.74%           30.46%          14.13%          24.45%        62.96%           (c)


                                                        Equity Portfolio
                                Six Months
                                Ended                           For the Years Ended December 31
                                June 30, 1997(a)1996            1995            1994            1993        1992 (b)
PER-SHARE DATA:                 (Unaudited)                                                    (Restated)
(For a share outstanding
throughout each period)

  Net Asset Value,
  beginning of period           $16.67          $13.71          $10.89          $10.85         $10.26          (c)

  Income (Loss) From
  Investment Operations -
    Net investment income (d)     0.02            0.01            0.04            0.07           0.18          (c)

    Net realized and
    unrealized gain (loss)
      on investments              2.57            2.95            2.78           (0.03)          0.41          (c)

    Total income from
    investment operations         2.59            2.96            2.82            0.04           0.59          (c)

  Net Asset Value,
  end of period                 $19.26          $16.67          $13.71          $10.89         $10.85          $10.26

  Total Return (e)               15.54%          21.59%          25.90%           0.37%          5.75%          (c)

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of
  period (000 omitted)          $16,411         $12,644         $8,433          $5,777         $3,172          $  93

  Ratio of Expenses
  to Average Net Assets         0.54%           1.12%           1.11%           1.09%            1.18%           (c)

  Ratio of Net Investment
  Income to Average
    Net Assets                  0.12%           0.03%           0.32%           0.69%            1.70%           (c)

  Portfolio Turnover Rate       205.39%         337.27%         375.30%         234.81%        165.68%           (c)

  Average Commission Rate
  Paid (f)                      $0.1017         $0.1204           --              --              --              --

_______________________________
(a)  Data for the six months ended June 30, 1997 is not annualized.

(b)  For the period from inception (September 9, 1992) through December 31,
     1992.

(c)  Insignificant.

(d) From April 1994 through June 30, 1997, the investment management fees for the bond portfolio were reduced from 1% to .5% of assets annually, resulting in a per share savings of $.03 for the six months ended June 30, 1997 and $.06, $.06 and $.03 for the years ended December 31, 1996, 1995 and 1994, respectively. In addition, during the periods presented, administrative expenses of the funds, other than primarily custodial and audit fees, have been assumed by the trustee of the funds.

(e)  Assumes reinvestment of dividends and capital gains distributions, if any.

(f) Disclosure of average commissions paid per share is not required for the periods prior to 1996. Average commissions paid were not material in the bond portfolio. Shares traded on a principal basis are excluded. Brokerage commissions paid on portfolio transactions increase the cost of securities purchased or reduce the proceeds of securities sold and are not reflected in the funds'statements of operations.

The accompanying notes are an integral part of these financial statements.

F-20